                        INSTITUTIONAL CLASS PROSPECTUS

[LOGO OF MAS FUNDS]


                               JANUARY 31, 2000
                        (AS REVISED SEPTEMBER 15, 2000)

--------------------------------------------------------------------------------
Client Services: 1-800-354-8185   Prices and Investment Results: 1-800-522-1525
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is a no-load mutual fund consisting of 29 different investment portfolios, 21 of which are described in this prospectus. Miller Anderson & Sherrerd, LLP (the "Adviser"), a division of Morgan Stanley Dean Witter Investment Management, is the Fund's investment adviser. This prospectus offers Institutional Class Shares of the following portfolios (each a "Portfolio" and collectively the "Portfolios"):

                               EQUITY PORTFOLIOS
                               -----------------

                                    EQUITY

                                MID CAP GROWTH

                                 MID CAP VALUE

                               SMALL CAP GROWTH

                                SMALL CAP VALUE

                                     VALUE


                            FIXED INCOME PORTFOLIOS
                            -----------------------

                                 CASH RESERVES

                             DOMESTIC FIXED INCOME

                                 FIXED INCOME

                                FIXED INCOME II

                              GLOBAL FIXED INCOME

                                  HIGH YIELD

                             INTERMEDIATE DURATION

                          INTERNATIONAL FIXED INCOME

                               LIMITED DURATION

                           MULTI-MARKET FIXED INCOME

                                   MUNICIPAL

                         SPECIAL PURPOSE FIXED INCOME

                               TARGETED DURATION


                              BALANCED PORTFOLIOS
                              -------------------

                                   BALANCED

                               MULTI-ASSET-CLASS

INVESTMENT ADVISER

MILLER ANDERSON & SHERRERD, LLP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT             ONE TOWER BRIDGE . WEST CONSHOHOCKEN, PA 19428

--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT SUMMARY..........................................................   1

EQUITY PORTFOLIOS
-----------------

  EQUITY....................................................................   2

  MID CAP GROWTH............................................................   3

  MID CAP VALUE.............................................................   4

  SMALL CAP GROWTH..........................................................   5

  SMALL CAP VALUE...........................................................   6

  VALUE.....................................................................   7

FIXED INCOME PORTFOLIOS
-----------------------

  CASH RESERVES.............................................................   8

  DOMESTIC FIXED INCOME.....................................................   9

  FIXED INCOME..............................................................  10

  FIXED INCOME II...........................................................  12

  GLOBAL FIXED INCOME.......................................................  13

  HIGH YIELD................................................................  15

  INTERMEDIATE DURATION.....................................................  17

  INTERNATIONAL FIXED INCOME................................................  18

  LIMITED DURATION..........................................................  20

  MULTI-MARKET FIXED INCOME.................................................  21

  MUNICIPAL.................................................................  23

  SPECIAL PURPOSE FIXED INCOME..............................................  25

  TARGETED DURATION.........................................................  27

BALANCED PORTFOLIOS
-------------------

  BALANCED..................................................................  29

  MULTI-ASSET-CLASS.........................................................  31

FEES AND EXPENSES OF THE PORTFOLIOS.........................................  33

INVESTMENT STRATEGIES AND RELATED RISKS.....................................  34

PURCHASING SHARES...........................................................  38

REDEEMING SHARES............................................................  39

VALUATION OF SHARES.........................................................  40

GENERAL SHAREHOLDER INFORMATION.............................................  40

FUND MANAGEMENT.............................................................  42

FINANCIAL HIGHLIGHTS........................................................  46

 INVESTMENT SUMMARY

This section explains each Portfolio's:

[_] Investment Objective
[_] Principal Investment Strategy
[_] Principal Risks

Investor Suitability

[_] The Portfolios may be suitable for long-term investors who can accept the risks of investing in the stock and bond markets.

[_] The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

[_] While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy. The Municipal Portfolio may be a suitable investment for persons who would benefit from tax-exempt income.

 EQUITY PORTFOLIO

Objective
 The Equity Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL
PORTFOLIO ASSETS INVESTED IN
COMMON STOCKS
________________________________
EQUITY CAPITALIZATION GENERALLY
GREATER THAN $5 BILLION
________________________________
BENCHMARK:      S&P 500 INDEX
________________________________
TICKER SYMBOL:  MPEQX
________________________________
CUSIP NO.:      552-913-105

PORTFOLIO MANAGERS
ARDEN C. ARMSTRONG, STEVEN
EPSTEIN, JAMES J. JOLINGER,
BRIAN KRAMP, ROBERT J. MARCIN,
ERIC F. SCHARPF AND
GARY G. SCHLARBAUM

Approach
The Portfolio invests primarily in common stocks of large U.S. companies. The Portfolio invests, to a limited extent, in stocks of small companies and foreign equity securities.

Process
The Adviser assigns each member of the portfolio management team to specific "value" or "growth" sectors. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser seeks to diversify the Portfolio's investments across market sectors, and to obtain the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as deteriorating fundamentals and relative valuation.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
EQUITY PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on November 14, 1984
                                1990     -0.09%
                                1991     39.96%
                                1992      7.78%
                                1993      6.66%
                                1994      0.50%
                                1995     33.02%
                                1996     20.59%
                                1997     25.84%
                                1998     19.67%
                                1999     28.80%
------------------------------------------------------------------------------
         High (Quarter)                           Low (Quarter)
------------------------------------------------------------------------------
   Quarter Ended 12/31/98                     Quarter Ended 9/30/90
            21.34%                                   -15.00%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                EQUITY PORTFOLIO                               S&P 500 INDEX
--------------------------------------------------------------------------------------------
ONE YEAR                             28.80                                         21.04
--------------------------------------------------------------------------------------------
FIVE YEARS                           25.49                                         28.55
--------------------------------------------------------------------------------------------
TEN YEARS                            17.52                                         18.21
--------------------------------------------------------------------------------------------
SINCE INCEPTION
11/14/84                             17.99                                         18.85

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 MID CAP GROWTH PORTFOLIO

Objective
 The Mid Cap Growth Portfolio seeks long-term capital growth.

GENERALLY 65% OF TOTAL PORTFOLIO ASSETS
INVESTED IN COMMON STOCKS OF MID CAP
COMPANIES
_______________________________________
EQUITY CAPITALIZATION GENERALLY
MATCHING THE BENCHMARK (CURRENTLY $500
MILLION TO $6 BILLION)
_______________________________________
FOCUS ON GROWTH SECURITIES
_______________________________________
BENCHMARK:        S&P MIDCAP 400 INDEX
_______________________________________
TICKER SYMBOL:    MPEGX
_______________________________________
CUSIP NO.:        552-913-782

 PORTFOLIO MANAGERS
ARDEN C. ARMSTRONG, DAVID P. CHU AND
STEVEN B. CHULIK

Approach
The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that consistently beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquistion. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process
The Adviser uses a quantitative screen to sort stocks based on proprietary revisions to analysts' earnings predictions. The Adviser then researches those companies with the most attractive earnings revisions, and evaluates their market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies.

The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on March 30, 1990
                               1991       59.39%
                               1992        2.91%
                               1993       18.23%
                               1994       -5.39%
                               1995       36.25%
                               1996       18.79%
                               1997       33.13%
                               1998       37.36%
                               1999       68.18%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
        Quarter Ended 12/31/99                     Quarter Ended 9/30/98
                39.27%                                    -19.18%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                      MID CAP                                        S&P MIDCAP
                                  GROWTH PORTFOLIO                                   400 INDEX
-----------------------------------------------------------------------------------------------
ONE YEAR                               68.18                                           14.72
-----------------------------------------------------------------------------------------------
FIVE YEARS                             37.85                                           23.05
-----------------------------------------------------------------------------------------------
SINCE INCEPTION
3/30/90                                26.65                                           18.17

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 MID CAP VALUE PORTFOLIO

Objective

 The Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN COMMON STOCKS OF MID CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY MATCHING THE BENCHMARK (CURRENTLY $500 MILLION TO $6 BILLION)
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES
--------------------------------------------------------------------------------

BENCHMARK:      S&P MIDCAP 400 INDEX
------------------------------------
TICKER SYMBOL:  MPMVX
------------------------------------
CUSIP NO.:      552-913-618

 PORTFOLIO MANAGERS
BRADLEY S. DANIELS, WILLIAM B.
GERLACH, VITALY V. KORCHEVSKY AND
GARY G. SCHLARBAUM


Approach

The Portfolio invests primarily
in common stocks of companies
with capitalizations in the
range of companies included in
the S&P MidCap 400 Index. The
Portfolio purchases stocks that
typically do not pay dividends.
The Portfolio may invest, to a
limited extent, in foreign
equity securities.

Process

The Adviser analyzes securities
to identify stocks that are
undervalued, and measures the
relative attractiveness of the
Portfolio's current holdings
against potential purchases.
Sector weightings normally are
kept within 5% of those of the
S&P MidCap 400 Index. In
determining whether securities
should be sold, the Adviser
considers factors such as high
valuations relative to other
investment opportunities, and
deteriorating short or long-
term earnings growth
projections.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in mid cap companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies.

                 Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on December 30, 1994
                               1995       32.71%
                               1996       40.77%
                               1997       39.58%
                               1998       16.05%
                               1999       19.82%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
        Quarter Ended 12/31/98                     Quarter Ended 9/30/98
                22.46%                                    -13.80%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                      MID CAP                                       S&P MIDCAP
                                  VALUE PORTFOLIO                                   400 INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                               19.82                                          14.72
----------------------------------------------------------------------------------------------
FIVE YEARS                             29.39                                          23.05
----------------------------------------------------------------------------------------------
SINCE INCEPTION
12/30/94                               29.37                                          23.03

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 SMALL CAP GROWTH PORTFOLIO

Objective

 The Small Cap Growth Portfolio seeks long-term capital growth.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN COMMON STOCKS OF SMALL CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION RANGE: $250 MILLION TO $2.5 BILLION
--------------------------------------------------------------------------------
FOCUS ON GROWTH SECURITIES
--------------------------------------------------------------------------------

BENCHMARK:      RUSSELL 2000 INDEX
----------------------------------
TICKER SYMBOL:  MSCGX
----------------------------------
CUSIP NO.:      552-913-253

PORTFOLIO MANAGERS

ARDEN C. ARMSTRONG, DAVID P. CHU AND STEVEN B. CHULIK


Approach

The Portfolio invests primarily
in common stocks of companies
with capitalizations in the
range of companies included in
the Russell 2000 Index. The
Adviser focuses on companies
that demonstrate one or more of
the following characteristics:
high earnings growth rates,
growth stability, rising
profitability and the ability
to produce earnings that
consistently beat market
expectations. The Portfolio may
purchase shares issued as part
of, or a short period after,
companies' initial public
offerings ("IPOs"), and may at
times dispose of those shares
shortly after their
acquisition. The Portfolio may
invest, to a limited extent, in
foreign equity securities.

Process

The Adviser uses a quantitative
screen to sort stocks based on
proprietary revisions to
analysts' earnings
predictions. The Adviser then researches those companies with the most attractive earnings revisions, and evaluates their market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in small companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor growth stocks or stocks of small companies, while other conditions may favor value stocks or stocks of larger companies.

                 The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. Recent market conditions have allowed the Portfolio to profit from the purchase and sale of shares issued as part of, or a short period after, companies' IPOs. A significant portion of the Portfolio's performance to date is related to its investment in IPOs. However, the Adviser cannot guarantee continued access to IPOs, or the Portfolio's ability to profit from them.

                 Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

-------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------
Commenced operations on June 30, 1998

                               1999     313.91%
-------------------------------------------------------------------------------
         High (Quarter)                           Low (Quarter)
-------------------------------------------------------------------------------
   Quarter Ended 12/31/99                     Quarter Ended 9/30/98*
            69.51%                                   -14.30%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                    SMALL CAP                                     RUSSELL 2000
                                 GROWTH PORTFOLIO                                    INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                              313.91                                         21.26
----------------------------------------------------------------------------------------------
SINCE INCEPTION
6/30/98                               209.56                                          8.22

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.
* In light of the relatively short life of the Portfolio and its performance during the last calendar year, the low quarter disclosed is from a prior period.

 SMALL CAP VALUE PORTFOLIO (Not currently being offered to new investors)

Objective

 The Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN COMMON STOCKS OF SMALL CAP COMPANIES
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY MATCHING THE BENCHMARK (CURRENTLY $100 MILLION TO $2 BILLION)
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES
--------------------------------------------------------------------------------

BENCHMARK:      RUSSELL 2000 INDEX
----------------------------------
TICKER SYMBOL:  MPSCX
----------------------------------
CUSIP NO.:      552-913-501

 PORTFOLIO MANAGERS

BRADLEY S. DANIELS, WILLIAM B. GERLACH, VITALY V. KORCHEVSKY AND GARY G. SCHLARBAUM


Approach

The Portfolio invests primarily
in common stocks of companies
with equity capitalizations in
the range of companies included
in the Russell 2000 Index. The
Portfolio purchases stocks that
typically do not pay dividends.
The Portfolio may invest, to a
limited extent, in foreign
equity securities.

Process

The Adviser analyzes securities
to identify stocks that are
undervalued, and measures the
relative attractiveness of the
Portfolio's current holdings
against potential purchases.
Sector weightings normally are
kept within 5% of those of the
Russell 2000 Index. In
determining whether securities
should be sold, the Adviser
considers factors such as high
valuations relative to other
investment opportunities, and
deteriorating short or long-
term earnings growth
projections.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks or stocks of small companies, while other conditions may favor growth stocks or stocks of larger companies.

                 Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on July 1, 1986
                               1990      -16.55%
                               1991       63.78%
                               1992       22.77%
                               1993       21.16%
                               1994        2.18%
                               1995       21.04%
                               1996       35.15%
                               1997       30.63%
                               1998       -1.42%
                               1999       26.02%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
         Quarter Ended 3/31/91                     Quarter Ended 9/30/90
                31.89%                                    -27.20%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                    SMALL CAP                                    RUSSELL 2000
                                 VALUE PORTFOLIO                                    INDEX
---------------------------------------------------------------------------------------------
ONE YEAR                              26.02                                         21.26
---------------------------------------------------------------------------------------------
FIVE YEARS                            21.56                                         16.69
---------------------------------------------------------------------------------------------
TEN YEARS                             18.62                                         13.40
---------------------------------------------------------------------------------------------
SINCE INCEPTION
7/1/86                                14.15                                         11.01

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 VALUE PORTFOLIO

Objective

 The Value Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN COMMON STOCKS
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $2.5 BILLION
--------------------------------------------------------------------------------
FOCUS ON VALUE SECURITIES

-----------------------------
BENCHMARK:      S&P 500 INDEX
-----------------------------
TICKER SYMBOL:  MPVLX
-----------------------------
CUSIP NO.:      552-913-204

PORTFOLIO MANAGERS

RICHARD M. BEHLER AND ROBERT J. MARCIN


Approach

The Portfolio invests primarily
in common stocks of companies
with equity capitalizations
greater than $2.5 billion. The
Portfolio focuses on stocks
that are undervalued in
comparison with the stock
market as a whole, as measured
by the S&P 500 Index. The
Portfolio may purchase stocks
that do not pay dividends. The
Portfolio may invest, to a
limited extent, in foreign
equity securities.

Process

The Adviser selects investments
through a three part analysis.
The Adviser identifies stocks
with low price/earnings ratios.
The Adviser then applies
fundamental analysis and its
investment judgment to
determine which of those securities are the most attractive. Finally, the Adviser may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Some market conditions may favor value stocks, while other conditions may favor growth stocks.

                 Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

------------------------------------------------------------------------------
VALUE PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on November 5, 1984
                                1990     -6.16%
                                1991     37.65%
                                1992     14.61%
                                1993     14.34%
                                1994      3.48%
                                1995     38.75%
                                1996     27.63%
                                1997     23.38%
                                1998     -2.88%
                                1999     -2.07%
------------------------------------------------------------------------------
         High (Quarter)                           Low (Quarter)
------------------------------------------------------------------------------
   Quarter Ended 3/31/91                      Quarter Ended 9/30/98
            17.05%                                   -19.02%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                         VALUE                                               S&P 500
                                       PORTFOLIO                                              INDEX
----------------------------------------------------------------------------------------------------
ONE YEAR                                 -2.07                                                21.04
----------------------------------------------------------------------------------------------------
FIVE YEARS                               15.75                                                28.55
----------------------------------------------------------------------------------------------------
TEN YEARS                                13.79                                                18.21
----------------------------------------------------------------------------------------------------
SINCE INCEPTION
11/5/84                                  15.07                                                18.71

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 CASH RESERVES PORTFOLIO

Objective

 The Cash Reserves Portfolio seeks to realize maximum current income, consistent with the preservation of capital and liquidity.

DOLLAR WEIGHTED AVERAGE MATURITY LESS THAN 90 DAYS
--------------------------------------------------------------------------------
100% OF NON-U.S. GOVERNMENT SECURITIES RATED A-1/P-1 OR BETTER BY MOODY'S OR STANDARD & POOR'S AT TIME OF PURCHASE
--------------------------------------------------------------------------------
INDIVIDUAL MATURITIES 397 DAYS OR LESS
--------------------------------------------------------------------------------

BENCHMARK:         SALOMON 1-MONTH
                   TREASURY BILL INDEX;
                   LIPPER MONEY
                   MARKET AVERAGE
---------------------------------------
TICKER SYMBOL:     MPCXX
---------------------------------------
CUSIP NO.:         552-913-758

PORTFOLIO MANAGERS

DALE R. ALBRIGHT AND JONATHAN R. PAGE


Approach

The Portfolio seeks to maintain
a stable net asset value of
$1.00 per share by investing
exclusively in liquid, high
quality money market
instruments of private
financial and non-financial
corporations, as well as
obligations of the U.S.
Government and its agencies and
instrumentalities. The
Portfolio's average weighted
maturity will not exceed 90
days, and no individual
security will have a remaining
maturity in excess of 397 days.

Process

The Portfolio's Sub-Adviser,
Morgan Stanley Dean Witter
Advisors Inc., determines the
appropriate average maturity
for the Portfolio based on the
shape of the money market yield
curve and its view of the
direction of short term
interest rates over the next
one to six months. Securities
are selected on the basis of
their
value, adjusted for risk. The Sub-Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.

Principal Risks

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                 Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on August 29, 1990
                               1991        5.81%
                               1992        3.46%
                               1993        2.80%
                               1994        3.93%
                               1995        5.75%
                               1996        5.24%
                               1997        5.39%
                               1998        5.36%
                               1999        5.00%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
         Quarter Ended 3/31/91                     Quarter Ended 3/31/93
                 1.64%                                      0.66%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)


                   CASH        SALOMON      LIPPER MONEY
                 RESERVES  1-MONTH TREASURY    MARKET
                 PORTFOLIO    BILL INDEX      AVERAGE
--------------------------------------------------------
ONE YEAR           5.00          4.44           4.46
--------------------------------------------------------
FIVE YEARS         5.35          4.84           4.87
--------------------------------------------------------
SINCE INCEPTION
8/29/90            4.87          4.43           4.52

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index and the Lipper Money Market Average, an index that shows the performance of other money market funds. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. You may obtain the Portfolio's SEC 7-day current yield by calling 1-800-522-1525.

 DOMESTIC FIXED INCOME PORTFOLIO

Objective

 The Domestic Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

100% U.S. ISSUERS
--------------------------------------------------------------------------------
GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AT LEAST 80% OF FIXED INCOME SECURITIES RATED A OR HIGHER (OR EQUIVALENT) AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 20% OF FIXED INCOME SECURITIES RATED BBB (OR EQUIVALENT) AT TIME OF
PURCHASE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES

------------------------------------
BENCHMARK:    SALOMON BROAD
              INVESTMENT GRADE INDEX
------------------------------------
TICKER
 SYMBOL:      MPSFX
------------------------------------
CUSIP NO.:    552-913-881

PORTFOLIO MANAGERS

THOMAS L. BENNETT, ANGELO G. MANIOUDAKIS AND SCOTT F. RICHARD


Approach

The Portfolio invests in a
diversified mix of dollar
denominated fixed income
securities, particularly U.S.
Government, corporate and
mortgage securities. The
Portfolio will ordinarily
maintain an average weighted
maturity in excess of five
years. Although there is no
minimum or maximum maturity for
any individual security, the
Adviser actively manages the
interest rate risk of the
Portfolio within a range
relative to the benchmark. The
Portfolio invests exclusively
in securities issued by U.S.-
based entities that carry an
investment grade rating at the
time of purchase. The Adviser
may use futures, swaps and
other types of derivatives in
managing the Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser's
research teams identify
relative attractiveness among
corporate, mortgage and U.S.
Government securities. The
Adviser relies upon value
measures to guide its decisions
regarding sector and security
selection, such as the relative
attractiveness of the extra
yield offered by securities
other than those issued by the
U.S. Treasury. The Adviser also
measures various types
of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk and prepayment risk. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

------------------------------------------------------------------------------
DOMESTIC FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on September 29, 1987
                                1990      7.19%
                                1991     21.54%
                                1992      9.12%
                                1993     13.75%
                                1994     -3.89%
                                1995     18.85%
                                1996      3.89%
                                1997      9.62%
                                1998      7.23%
                                1999     -1.64%
------------------------------------------------------------------------------
         High (Quarter)                           Low (Quarter)
------------------------------------------------------------------------------
   Quarter Ended 9/30/91                      Quarter Ended 3/31/92
             7.48%                                    -2.28%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                   DOMESTIC                                    SALOMON BROAD
                                 FIXED INCOME                                 INVESTMENT GRADE
                                  PORTFOLIO                                        INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                            -1.64                                          -0.85
----------------------------------------------------------------------------------------------
FIVE YEARS                           7.38                                           7.74
----------------------------------------------------------------------------------------------
TEN YEARS                            8.30                                           7.75
----------------------------------------------------------------------------------------------
SINCE INCEPTION
9/29/87                              8.82                                           8.60

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 FIXED INCOME PORTFOLIO

Objective

 The Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
AT LEAST 80% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 20% HIGH YIELD SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES

--------------------------------------
BENCHMARK:      SALOMON BROAD
                INVESTMENT GRADE INDEX
--------------------------------------
TICKER SYMBOL:  MPFIX
--------------------------------------
CUSIP NO.:      552-913-303

PORTFOLIO MANAGERS

W. DAVID ARMSTRONG, THOMAS L. BENNETT, KENNETH B. DUNN AND ROBERTO M. SELLA


Approach

The Portfolio invests primarily
in a diversified mix of dollar
denominated investment grade
fixed income securities,
particularly U.S. Government,
corporate and mortgage
securities. The Portfolio
ordinarily will maintain an
average weighted maturity in
excess of five years. Although
there is no minimum or maximum
maturity for any individual
security, the Adviser actively
manages the interest rate risk
of the Portfolio within a range
relative to the benchmark. The
Portfolio may invest
opportunistically in non-dollar
denominated securities and in
below investment grade
securities. The Adviser may use
futures, swaps and other types
of derivatives in managing the
Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser's
research teams identify
relative attractiveness among
corporate, mortgage and U.S.
Government securities, and also
may consider the relative
attractiveness of non-dollar
denominated issues. The Adviser
relies upon value measures to
guide its
decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

-------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------
Commenced operations on November 14, 1984
                                1990      7.16%
                                1991     21.49%
                                1992      8.46%
                                1993     13.90%
                                1994     -5.51%
                                1995     19.03%
                                1996      7.36%
                                1997      9.61%
                                1998      6.91%
                                1999     -0.61%
-------------------------------------------------------------------------------
         HIGH (QUARTER)                           LOW (QUARTER)
-------------------------------------------------------------------------------
    Quarter Ended 9/30/91                     Quarter Ended 3/31/94
             7.56%                                    -3.13%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                                                 SALOMON BROAD
                                  FIXED INCOME                                    INVESTMENT
                                   PORTFOLIO                                      GRADE INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                              -0.61                                          -0.85
----------------------------------------------------------------------------------------------
FIVE YEARS                             8.28                                           7.74
----------------------------------------------------------------------------------------------
TEN YEARS                              8.51                                           7.75
----------------------------------------------------------------------------------------------
SINCE INCEPTION
11/14/84                               9.85                                           9.35

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 FIXED INCOME II PORTFOLIO

Objective

 The Fixed Income II Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
100% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES

--------------------------------------
BENCHMARK:      SALOMON BROAD
                INVESTMENT GRADE INDEX
--------------------------------------
TICKER SYMBOL:  MPFDX
--------------------------------------
CUSIP NO.:      552-913-741

PORTFOLIO MANAGERS

THOMAS L. BENNETT, ANGELO G. MANIOUDAKIS, KENNETH B. DUNN AND SCOTT F. RICHARD


Approach

The Portfolio invests primarily
in a diversified mix of dollar
denominated fixed income
securities, particularly U.S.
Government, corporate and
mortgage securities. The
Portfolio will ordinarily
maintain an average weighted
maturity in excess of five
years. Although there is no
minimum or maximum maturity for
any individual security, the
Adviser actively manages the
interest rate risk of the
Portfolio within a range
relative to the benchmark. The
Portfolio invests exclusively
in securities that carry an
investment grade rating at the
time of purchase, and may
invest opportunistically in
non-dollar denominated
securities. The Adviser may use
futures, swaps and other types
of derivatives in managing the
Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser's
research teams identify
relative attractiveness among
corporate, mortgage and U.S.
Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, focusing the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on August 31, 1990
                               1991       19.29%
                               1992        7.03%
                               1993       12.62%
                               1994       -5.15%
                               1995       18.67%
                               1996        5.53%
                               1997        9.29%
                               1998        7.54%
                               1999       -1.20%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
         Quarter Ended 9/30/91                     Quarter Ended 3/31/92
                 7.64%                                     -2.78%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                                                 SALOMON BROAD
                                 FIXED INCOME II                                  INVESTMENT
                                    PORTFOLIO                                     GRADE INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                              -1.20                                          -0.85
----------------------------------------------------------------------------------------------
FIVE YEARS                             7.78                                           7.74
----------------------------------------------------------------------------------------------
SINCE INCEPTION
8/31/90                                8.53                                           7.99

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 GLOBAL FIXED INCOME PORTFOLIO

Objective

 The Global Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES OF ISSUERS IN AT LEAST 3 COUNTRIES, INCLUDING THE U.S.
--------------------------------------------------------------------------------
AT LEAST 95% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 5% INVESTED IN HIGH YIELD SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS

-------------------------------------
BENCHMARK:      SALOMON WORLD
                GOVERNMENT BOND INDEX
-------------------------------------
TICKER SYMBOL:  MAGFX
-------------------------------------
CUSIP NO.:      552-913-683

PORTFOLIO MANAGERS

J. DAVID GERMANY, MICHAEL KUSHMA, PAUL F. O'BRIEN AND CHRISTIAN G. ROTH

Approach

The Portfolio invests primarily
in investment grade fixed
income securities issued by
U.S. and foreign issuers,
including those located in
emerging markets. The Portfolio
will invest in a combination of
government, corporate and
mortgage securities offering
attractive values. The
Portfolio generally maintains
an average weighted maturity in
excess of five years, although
there is no minimum or maximum
maturity for any individual
security. The Portfolio may
invest in high yield securities
(commonly referred to as "junk
bonds"). The Adviser may use
futures, forwards, swaps and
other derivatives in managing
the Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser's
research teams evaluate the
relative attractiveness of U.S.
and foreign issuers, and of
corporate, mortgage and
government securities. The
Adviser relies upon value
measures such as the level of
real interest rates, yield
curve slopes and
credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. The Adviser also measures various types of risk, focusing on interest rate risk, country risk currency risk, credit risk and exposure to changes in the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decrease in price.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S.

                                    [GRAPH]

------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on April 30, 1993
                                1994     -1.57%
                                1995     20.02%
                                1996      6.03%
                                1997     -0.02%
                                1998     14.10%
                                1999     -4.80%
------------------------------------------------------------------------------
                  HIGH (QUARTER)                LOW (QUARTER)
------------------------------------------------------------------------------
              Quarter Ended 3/31/95        Quarter Ended 3/31/97
                      8.03%                        -4.11%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                  GLOBAL FIXED                                   SALOMON WORLD
                                     INCOME                                       GOVERNMENT
                                   PORTFOLIO                                      BOND INDEX
----------------------------------------------------------------------------------------------
ONE YEAR                             -4.80                                           -4.26
----------------------------------------------------------------------------------------------
FIVE YEARS                            6.69                                           6.42
----------------------------------------------------------------------------------------------
SINCE INCEPTION
4/30/93                               6.08                                           5.95

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

 HIGH YIELD PORTFOLIO

Objective

 The High Yield Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN HIGH YIELD
SECURITIES
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS

--------------------------------
BENCHMARK:      CS FIRST BOSTON
                HIGH YIELD INDEX
--------------------------------
TICKER SYMBOL:  MPHYX
--------------------------------
CUSIP NO.:      552-913-790

PORTFOLIO MANAGERS

ROBERT E. ANGEVINE, STEPHEN F. ESSER, GORDON W. LOERY AND DEANNA L. LOUGHNANE

Approach

The Portfolio invests primarily
in high yield securities
(commonly referred to as "junk
bonds"). The Portfolio also may
invest in investment grade
fixed income securities,
including U.S. Government
securities, corporate bonds and
mortgage securities. The
Portfolio may invest to a
limited extent in foreign fixed
income securities, including
emerging market securities. The
Adviser may use futures, swaps
and other derivatives in
managing the Portfolio.

Process

The Adviser uses equity and
fixed income valuation
techniques, together with
analyses of economic and
industry trends, to determine
the Portfolio's overall
structure, sector allocation
and desired maturity. The
Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.



                                    [GRAPH]

------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on February 28, 1989
                                1990    -10.94%
                                1991     44.17%
                                1992     18.51%
                                1993     24.57%
                                1994     -7.06%
                                1995     23.94%
                                1996     15.29%
                                1997     15.98%
                                1998      3.16%
                                1999      7.79%
------------------------------------------------------------------------------
         HIGH (QUARTER)                           LOW (QUARTER)
------------------------------------------------------------------------------
   Quarter Ended 3/31/91                      Quarter Ended 9/30/90
            24.81%                                   -12.74%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                 CS FIRST BOSTON                SALOMON
                        HIGH YIELD                 HIGH YIELD                  HIGH YIELD
                        PORTFOLIO                     INDEX                      INDEX
-----------------------------------------------------------------------------------------
ONE YEAR                   7.79                        3.28                       1.74
-----------------------------------------------------------------------------------------
FIVE YEARS                13.00                        9.07                       9.71
-----------------------------------------------------------------------------------------
TEN YEARS                 12.50                       11.06                      10.94
-----------------------------------------------------------------------------------------
SINCE INCEPTION
2/28/89                   10.87                        9.95                      10.11

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1, 5 and 10 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index, the CS First Boston High Yield Index. Previously, the Portfolio's returns had been compared to the Salomon High Yield Index. The Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

 INTERMEDIATE DURATION PORTFOLIO

Objective

 The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
100% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
AVERAGE DURATION 2-5 YEARS
--------------------------------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES

-------------------------------
BENCHMARK:      LEHMAN BROTHERS
                INTERMEDIATE
                GOVERNMENT/
                CREDIT INDEX
-------------------------------
TICKER SYMBOL:  MAIDX
-------------------------------
CUSIP NO.:      552-913-642

PORTFOLIO MANAGERS

ANGELO G. MANIOUDAKIS AND SCOTT F. RICHARD

Approach

The Portfolio seeks value in
the fixed income market with
only a moderate sensitivity to
changes in interest rates. The
Portfolio invests primarily in
a diversified mix of U.S.
Government securities,
investment grade corporate
bonds and mortgage securities.
The Portfolio also may invest,
to a limited extent, in non-
dollar denominated securities.
The Portfolio generally
maintains an average duration
between two and five years. The
Adviser uses futures, swaps and
other derivatives to manage the
Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser makes
securities and sector decisions
based on the anticipated
tradeoff between long-run
expected return and risk. The
Adviser relies upon value
measures, including the
attractiveness of the extra
yield offered by non-Treasury
securities, the level of real
interest rates, and the
steepness of the yield curve,
to guide its decision regarding
duration management, and
country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities.The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                 The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
INTERMEDIATE DURATION PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on October 3, 1994

                          1995                15.38%
                          1996                 5.94%
                          1997                 8.07%
                          1998                 7.03%
                          1999                 0.86%

-------------------------------------------------------------------------------
         HIGH (QUARTER)                           LOW (QUARTER)
-------------------------------------------------------------------------------
    Quarter Ended 3/31/95                     Quarter Ended 6/30/99
            4.80%                                    -1.10%


AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                                            LEHMAN BROTHERS
                                INTERMEDIATE                                 INTERMEDIATE
                                  DURATION                                 GOVERNMENT/CREDIT
                                 PORTFOLIO                                       INDEX
--------------------------------------------------------------------------------------------
ONE YEAR                            0.86                                         0.39
--------------------------------------------------------------------------------------------
FIVE YEARS                          7.36                                         7.10
--------------------------------------------------------------------------------------------
SINCE INCEPTION
10/3/94                             6.90                                         6.73

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 INTERNATIONAL FIXED INCOME PORTFOLIO

Objective

 The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 80% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES OF ISSUERS IN AT LEAST 3 COUNTRIES OTHER THAN THE U.S.
--------------------------------------------------------------------------------
AT LEAST 95% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 5% INVESTED IN HIGH YIELD SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS

-------------------------------
BENCHMARK:      SALOMON WORLD
                GOVERNMENT BOND
                EX-U.S. INDEX
-------------------------------
TICKER SYMBOL:  MPIFX
-------------------------------
CUSIP NO.:      552-913-816

PORTFOLIO MANAGERS

J. DAVID GERMANY, MICHAEL KUSHMA, PAUL F. O'BRIEN AND CHRISTIAN G. ROTH

Approach

The Portfolio invests primarily
in investment grade fixed
income securities of government
and corporate issuers in
countries other than the U.S.,
including, to a limited degree,
high yield securities (commonly
referred to as "junk bonds")
and securities of issuers
located in emerging markets.
The securities held by the
Portfolio ordinarily will be
denominated in foreign
currencies, including the Euro.
The Portfolio ordinarily will
maintain an average weighted
maturity in excess of five
years, although there is no
minimum or maximum maturity for
any individual security. The
Adviser uses futures, swaps and
other types of derivatives in
managing the Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser's
research teams determine the
relative attractiveness of
foreign government, corporate
and mortgage securities. The
Adviser relies upon value
measures, particularly the
relative attractiveness of
securities issued by foreign
governments, against those of
corporations and other private
entities. The Adviser also
measures various types of risk, focusing on interest rate risk, country risk, currency risk, credit risk and exposure to changes in the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of the firm's judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Substantially all of the Portfolio's investments will be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is a non-diversified portfolio that may invest in a relatively limited number of issuers. The Portfolio therefore may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.



                                    [GRAPH]

-------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------
Commenced operations on April 29, 1994

                                1995     19.64%
                                1996      6.20%
                                1997     -3.97%
                                1998     17.74%
                                1999     -7.39%

-------------------------------------------------------------------------------
         HIGH (QUARTER)                           LOW (QUARTER)
-------------------------------------------------------------------------------
    Quarter Ended 3/31/95                     Quarter Ended 3/31/97
            10.86%                                    -5.74%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                                                  SALOMON WORLD
                                  INTERNATIONAL                                    GOVERNMENT
                                  FIXED INCOME                                    BOND EX-U.S.
                                    PORTFOLIO                                         INDEX
-----------------------------------------------------------------------------------------------
ONE YEAR                              -7.39                                           -5.09
-----------------------------------------------------------------------------------------------
FIVE YEARS                             5.87                                            5.90
-----------------------------------------------------------------------------------------------
SINCE INCEPTION
4/29/94                                5.38                                            5.78

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 LIMITED DURATION PORTFOLIO

Objective

 The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
100% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
MAY INVEST IN BRADY BONDS (A TYPE OF EMERGING MARKET FIXED INCOME SECURITY)
--------------------------------------------------------------------------------
AVERAGE DURATION 1-3 YEARS

-----------------------------------
BENCHMARK:      SALOMON 1-3 YEAR
                TREASURY/GOVERNMENT
                SPONSORED INDEX
-----------------------------------
TICKER SYMBOL:  MPLDX
-----------------------------------
CUSIP NO.:      552-913-733

PORTFOLIO MANAGERS

DAVID S. HOROWITZ AND SCOTT F. RICHARD

Approach

The Portfolio seeks value in
the fixed income market with
only a limited sensitivity to
changes in interest rates. The
Portfolio invests primarily in
U.S. Government securities,
investment grade corporate
bonds and mortgage securities.
The Portfolio maintains an
average duration similar to
that of the Merrill Lynch 1-3
Year Treasury Index, which
generally ranges between zero
and 3 years. The Adviser uses
futures, swaps and other
derivatives to manage the
Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser makes
securities and sector decisions
based on the anticipated
tradeoff between long-run
expected return and risk. The
Adviser relies upon value
measures, including the
attractiveness of the extra
yield offered by non-Treasury
securities, the level of real
interest rates, and the
steepness of the yield
curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

                 The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

                 Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

----------------------------------------------------------------------------
LIMITED DURATION PORTFOLIO
----------------------------------------------------------------------------
Commenced operations on March 31, 1992
                                1993      5.97%
                                1994     -0.07%
                                1995     10.37%
                                1996      5.27%
                                1997      6.25%
                                1998      5.63%
                                1999      3.77%
----------------------------------------------------------------------------
                  HIGH (QUARTER)                LOW (QUARTER)
----------------------------------------------------------------------------
              Quarter Ended 3/31/95        Quarter Ended 3/31/94
                      3.23%                        -0.95%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                                            SALOMON 1-3
                                 LIMITED                                   YEAR TREASURY/
                                DURATION                                GOVERNMENT SPONSORED
                                PORTFOLIO                                      INDEX
--------------------------------------------------------------------------------------------
ONE YEAR                          3.77                                          3.11
--------------------------------------------------------------------------------------------
FIVE YEARS                        6.23                                          6.48
--------------------------------------------------------------------------------------------
SINCE INCEPTION
3/31/92                           5.64                                          5.72

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 MULTI-MARKET FIXED INCOME PORTFOLIO

Objective

 The Multi-Market Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
         WEIGHTED BLEND OF QUARTERLY RETURNS OF
BENCHMARK:
         60% SALOMON BROAD INVESTMENT GRADE INDEX
         20% SALOMON WORLD GOVERNMENT BOND EX-U.S. INDEX (HALF HEDGED INTO
         U.S. DOLLARS)
         12% CS FIRST BOSTON HIGH YIELD INDEX
         8% J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
--------------------------------------------------------------------------------
TICKER SYMBOL:
         MPMMX
--------------------------------------------------------------------------------
CUSIP NO.:
         552-913-352

PORTFOLIO MANAGERS

THOMAS L. BENNETT, KENNETH B. DUNN, STEPHEN F. ESSER AND J. DAVID GERMANY

Approach

The Portfolio invests in a
diversified portfolio of U.S.
and foreign fixed income
securities, including mortgage
securities, high yield
securities (commonly referred
to as "junk bonds") and
emerging market securities. The
Adviser uses futures, swaps and
other derivatives in managing
the Portfolio.

Process

The Adviser determines the
Portfolio's overall maturity
and duration targets and sector
allocations. The portfolio
managers then select particular
securities for the Portfolio in
various sectors within those
overall guidelines. The Adviser
will increase or decrease the
Portfolio's exposure to
interest rate changes based on
its outlook for the economy,
interest rates and inflation.
The Portfolio invests varying
amounts in U.S. and foreign
securities (including emerging
market securities), and
investment grade and high yield
securities, based on the
Adviser's perception of their
relative values. The Adviser
may sell securities when it
believes that expected risk-
adjusted return is low compared
to other investment
opportunities.

Principal Risks

The Portfolio is subject to
various risks that could
adversely affect its net asset
value, yield and total return.
It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

                                    [GRAPH]

-----------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------
Commenced operations on October 1, 1997
                                1998      5.28%
                                1999      1.03%
-----------------------------------------------------------------------------
                  HIGH (QUARTER)                LOW (QUARTER)
-----------------------------------------------------------------------------
              Quarter Ended 12/31/98        Quarter Ended 6/30/99
                      3.02%                        -1.25%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                       SALOMON
                      MULTI-MARKET      BROAD       SALOMON WORLD
                      FIXED INCOME   INVESTMENT    GOVERNMENT BOND     BLENDED
                       PORTFOLIO     GRADE INDEX    EX-U.S. INDEX      INDEX*
------------------------------------------------------------------------------
  ONE YEAR               1.03           -0.85           -5.09          1.49
------------------------------------------------------------------------------
  SINCE INCEPTION
  10/1/97                3.01           4.56            4.49           4.60

* The Blended Index is an unmanaged index comprised of 60% Salomon Broad Investment Grade Index, 20% Salomon World Government Bond Ex-U.S. Index (half hedged into U.S. dollars), 12% CS First Boston High Yield Index and 8% J. P. Morgan Emerging Markets Bond Index Global. Previously, the Blended Index included the Salomon High Yield Index as its high yield component, but the Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. In addition, the Adviser changed the J. P. Morgan Emerging Markets Bond Index to the J. P. Morgan Emerging Markets Bond Index Global as the emerging market component of the Blended Index because the Adviser feels that the J. P. Morgan Emerging Markets Bond Index Global is more appropriate to its investment style due to its broader country and security coverage. If the Blended Index were to include the Salomon High Yield and the J.P. Morgan Emerging Markets Bond Indices, its performance would have been 1.14% for the 1 year period and 4.68% since inception.

 The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

 MUNICIPAL PORTFOLIO


Objective

 The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.

GENERALLY AT LEAST 80% OF TOTAL PORTFOLIO INCOME WILL BE EXEMPT FROM REGULAR FEDERAL INCOME TAX
--------------------------------------------------------------------------------
AT LEAST 80% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 20% IN HIGH YIELD SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY 5-10 YEARS
--------------------------------------------------------------------------------
BENCHMARK:A WEIGHTED BLEND OF QUARTERLY RETURNS OF
          50% LEHMAN 5-YEAR MUNICIPAL INDEX
          50% LEHMAN 10-YEAR
          MUNICIPAL INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL:
          MPMFX
--------------------------------------------------------------------------------
CUSIP NO.:552-913-691

PORTFOLIO MANAGERS

STEVEN K. KREIDER AND NEIL STONE

Approach

The Portfolio invests primarily
in fixed income securities
issued by local, state and
regional governments that
provide income that is exempt
from federal income taxes
(municipal securities). The
Portfolio may purchase
municipal securities that pay
interest that is subject to the
federal alternative minimum
tax, and securities on which
the interest payments are
taxable. The Portfolio may
invest in high yield municipal
securities (commonly called
"junk bonds"). The Portfolio
ordinarily will maintain an
average weighted maturity of
between five and ten years,
although there is no minimum or
maximum maturity for any
individual security. The
Adviser may use futures, swaps
and other derivatives in
managing the Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser will
vary the Portfolio's average
duration and maturity and the
amount invested in particular
types of securities based on
its outlook for the economy and
interest rates and its analysis
of the risks and rewards
offered by different
investments. The Adviser
analyzes the credit risk,
prepayment risk and
call risk posed by specific securities considered for investment. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

                                     Municipal securities involve the risk
                                     that an issuer may call securities for
                                     redemption, which could force the
                                     Portfolio to reinvest the proceeds at a
                                     lower rate of interest.


                                    [GRAPH]

-----------------------------------------------------------------------------
MUNICIPAL PORTFOLIO
-----------------------------------------------------------------------------
Commenced operations on October 1, 1992
                                1993     14.31%
                                1994     -6.30%
                                1995     19.98%
                                1996      5.60%
                                1997      8.68%
                                1998      5.82%
                                1999     -1.00%
-----------------------------------------------------------------------------
         HIGH (QUARTER)                           LOW (QUARTER)
-----------------------------------------------------------------------------
   Quarter Ended 3/31/95                      Quarter Ended 3/31/94
             8.94%                                    -7.34%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                 MUNICIPAL  LEHMAN 5-YEAR  LEHMAN 10-YEAR  BLENDED MUNICIPAL
                 PORTFOLIO MUNICIPAL INDEX MUNICIPAL INDEX       INDEX*
----------------------------------------------------------------------------
ONE YEAR           -1.00        0.73            -1.25            -0.26
----------------------------------------------------------------------------
FIVE YEARS          7.60        5.71             7.12             7.52
----------------------------------------------------------------------------
SINCE INCEPTION
10/1/92             6.42        5.13             6.18             6.09

* The Blended Municipal Index is an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10-Year Municipal Index and 50% Lehman 5-Year Municipal Index thereafter.
The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

 SPECIAL PURPOSE FIXED INCOME PORTFOLIO


Objective

 The Special Purpose Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
MAY INVEST OVER 50% OF ASSETS IN MORTGAGE SECURITIES
--------------------------------------------------------------------------------
BENCHMARK:SALOMON BROAD INVESTMENT GRADE INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL:
          MPSPX
--------------------------------------------------------------------------------
CUSIP NO.:552-913-725

PORTFOLIO MANAGERS

W. DAVID ARMSTRONG, THOMAS L. BENNETT, KENNETH B. DUNN AND ROBERTO M. SELLA

Approach

The Portfolio invests primarily
in a diversified mix of dollar
denominated fixed income
securities, particularly U.S.
Government, corporate and
mortgage securities. The
Portfolio ordinarily will
maintain an average weighted
maturity in excess of five
years. Although there is no
minimum or maximum maturity for
any individual security, the
Adviser actively manages the
interest rate risk of the
Portfolio within a range
relative to the benchmark. The
Portfolio will invest
opportunistically in non-dollar
denominated securities and high
yield securities (commonly
called "junk bonds"). The
Adviser may use futures, swaps
and other types of derivatives
in managing the Portfolio.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

                 The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

                 The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

                 Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.




                                    [GRAPH]

------------------------------------------------------------------------------
SPECIAL PURPOSE FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on March 31, 1992
                                1993     14.85%
                                1994     -5.02%
                                1995     19.70%
                                1996      7.41%
                                1997     10.04%
                                1998      6.33%
                                1999     -0.21%
------------------------------------------------------------------------------
                   HIGH (QUARTER)             LOW (QUARTER)
------------------------------------------------------------------------------
               Quarter Ended 6/30/95      Quarter Ended 3/31/94
                       5.83%                     -2.74%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                               SPECIAL PURPOSE                              SALOMON BROAD
                                FIXED INCOME                               INVESTMENT GRADE
                                  PORTFOLIO                                     INDEX
-------------------------------------------------------------------------------------------
ONE YEAR                            -0.21                                       -0.85
-------------------------------------------------------------------------------------------
FIVE YEARS                           8.47                                        7.74
-------------------------------------------------------------------------------------------
SINCE INCEPTION
3/31/92                              8.01                                        6.98

The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

 TARGETED DURATION PORTFOLIO (Not currently open)

Objective

 The Targeted Duration Portfolio seeks above-average total return consistent with reasonable risk.

GENERALLY AT LEAST 65% OF TOTAL PORTFOLIO ASSETS INVESTED IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AVERAGE DURATION WILL APPROXIMATE THE BENCHMARK (CURRENTLY 1.7 YEARS)
--------------------------------------------------------------------------------
AT LEAST 80% INVESTMENT GRADE SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
UP TO 20% HIGH YIELD SECURITIES AT TIME OF PURCHASE
--------------------------------------------------------------------------------
MAY INVEST OVER 50% IN MORTGAGE SECURITIES
--------------------------------------------------------------------------------
BENCHMARK:MERRILL LYNCH 1-3 YEAR GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL:
          NOT AVAILABLE
--------------------------------------------------------------------------------
CUSIP NO.:552-913-238

PORTFOLIO MANAGERS

DAVID S. HOROWITZ AND SCOTT F. RICHARD

Approach

The Portfolio seeks value in
the fixed income market without
significant sensitivity to
changes in interest rates. The
Portfolio invests primarily in
U.S. Government securities,
investment grade and below
investment grade corporate
bonds and mortgage securities,
and, to a limited extent, non-
dollar denominated securities,
regardless of maturity. The
average duration of the
Portfolio is similar to that of
the Merrill Lynch 1-3 Year
Treasury Index, which generally
ranges between zero and 3
years. The Adviser uses
futures, swaps and other
derivatives to manage the
Portfolio.

Process

The Adviser employs a value
approach toward fixed income
investing. The Adviser makes
securities and sector decisions
based on the anticipated
tradeoff between long-run
expected return and risk. The
Adviser relies upon value
measures, including the
attractiveness of the extra
yield offered by non-Treasury
securities, the level of real
interest rates, and the
steepness of the yield
curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

 TARGETED DURATION PORTFOLIO (Not currently open)
 (Continued)
Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

Performance Information

No performance information is provided because the Targeted Duration Portfolio had not commenced operations as of 12/31/99.

 BALANCED PORTFOLIO

Objective

 The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

GENERALLY 45-75% OF PORTFOLIO ASSETS INVESTED IN EQUITIES, 25-55% IN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
AT LEAST 25% OF PORTFOLIO ASSETS INVESTED IN SENIOR FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
UP TO 25% OF PORTFOLIO ASSETS INVESTED IN FOREIGN EQUITY AND FOREIGN FIXED INCOME SECURITIES
--------------------------------------------------------------------------------
UP TO 10% OF PORTFOLIO ASSETS INVESTED IN BRADY BONDS (A TYPE OF EMERGING
MARKET FIXED INCOME SECURITY)
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $1 BILLION
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED INCOME SECURITIES GENERALLY GREATER THAN 5 YEARS

------------------------------------
BENCHMARK:      WEIGHTED BLEND OF
                QUARTERLY RETURNS OF
                60% S&P 500 INDEX
                40% SALOMON BROAD
                INVESTMENT GRADE
                INDEX
------------------------------------
TICKER SYMBOL:  MPBAX
------------------------------------
CUSIP NO.:      552-913-675

PORTFOLIO MANAGERS

THOMAS L. BENNETT, GARY G. SCHLARBAUM AND HORACIO A. VALEIRAS

Approach

The Portfolio invests in a mix
of equity and fixed income
securities. The Portfolio
normally invests 45-75% of its
assets in equity securities and
25-55% of its assets in fixed
income securities. The
Portfolio may invest up to 25%
of its assets in foreign equity
and foreign fixed income
securities, including emerging
market securities. Equity
securities generally will be
issued by larger corporations.
The Portfolio's investments
generally will include mortgage
securities and high yield
securities (commonly called
"junk bonds"). The Adviser uses
futures, swaps and other
derivatives in managing the
Portfolio.

Process

The Adviser determines the
Portfolio's equity and fixed
income investment strategies
separately and then determines
the mix of those strategies
that will maximize the return
available from both the stock
and bond markets, based on
proprietary valuation
disciplines and analysis. The
Adviser evaluates international
economic developments in
determining the amount to
invest in foreign securities.
The Adviser also measures
various types of risk, focusing
on the level of real interest
rates and credit risk. In
determining whether securities
should be sold, the Adviser
considers factors such as
deteriorating earnings, cash
flow and other fundamentals, as
well as high valuations
relative to the Portfolio's
investment universe.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.


                                    [GRAPH]

------------------------------------------------------------------------------
BALANCED PORTFOLIO
------------------------------------------------------------------------------
Commenced operations on December 31, 1992
                               1993       10.37%
                               1994       -1.93%
                               1995       27.34%
                               1996       15.37%
                               1997       19.61%
                               1998       15.40%
                               1999       16.29%
------------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
------------------------------------------------------------------------------
        Quarter Ended 12/31/98                     Quarter Ended 9/30/98
                12.06%                                    -6.73%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                                            SALOMON BROAD            60/40
                      BALANCED            S&P 500            INVESTMENT             BLENDED
                      PORTFOLIO            INDEX             GRADE INDEX            INDEX*
-------------------------------------------------------------------------------------------
ONE YEAR                16.29              21.04                -0.85                12.21
-------------------------------------------------------------------------------------------
FIVE YEARS              18.72              28.55                 7.74                20.18
-------------------------------------------------------------------------------------------
SINCE INCEPTION
12/31/92                14.32              21.53                 6.46                15.54

* The 60/40 Blended Index is an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

 The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 MULTI-ASSET-CLASS PORTFOLIO

Objective

 The Multi-Asset-Class Portfolio seeks above-average total
 return over a market cycle of three to five years.
GENERALLY AT LEAST 65% OF PORTFOLIO ASSETS INVESTED IN ISSUERS LOCATED IN AT LEAST 3 COUNTRIES, INCLUDING THE U.S.
--------------------------------------------------------------------------------
EQUITY CAPITALIZATION GENERALLY GREATER THAN $1 BILLION
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY OF FIXED INCOME SECURITIES GENERALLY GREATER THAN 5 YEARS
--------------------------------------------------------------------------------
BENCHMARK:A WEIGHTED BLEND OF QUARTERLY RETURNS OF

          50% S&P 500 INDEX

          24% SALOMON BROAD INVESTMENT GRADE INDEX

          14% MSCI EAFE INDEX

          6% SALOMON WORLD GOVERNMENT BOND EX-U.S. INDEX

          6% CS FIRST BOSTON HIGH YIELD INDEX
--------------------------------------------------------------------------------
TICKER SYMBOL:
          MPGBX
--------------------------------------------------------------------------------
CUSIP NO.:552-913-634

PORTFOLIO MANAGERS

THOMAS L. BENNETT, BARTON M. BIGGS, J. DAVID GERMANY, GARY G. SCHLARBAUM AND HORACIO A. VALEIRAS

Approach

The Portfolio invests in equity
securities and fixed income
securities of U.S. and foreign
issuers in accordance with the
Adviser's target allocation
among certain classes. These
securities may include, to a
limited extent, emerging market
securities. The Portfolio's
equity securities generally
will be issued by large
corporations. The Portfolio's
investments generally will
include mortgage securities and
high yield securities (commonly
called "junk bonds"). The
Portfolio seeks to invest in a
combination of asset classes
that do not move in tandem with
each other, in order to improve
potential return and control
the Portfolio's overall risks.
The Portfolio's neutral
position is generally 50%
domestic equity securities, 24%
domestic fixed income
securities, 14% foreign equity
securities, 6% foreign fixed
income securities and 6% high
yield securities. The Adviser
uses futures, swaps and other
derivatives in managing the
Portfolio.

Process

The Adviser makes strategic
judgments based on proprietary
measures used to compare the
relative risks and returns of
stock and bond markets around
the world. The Adviser's asset
allocation team sets the target
exposures for domestic and
international equity and fixed
income securities, high yield
securities and cash, depending
on the Adviser's appraisal of
the relative attractiveness of
each type of investment. The
Adviser
also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment opportunities.

Principal Risks

The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The prices of equity securities rise and fall in response to events that affect entire financial markets or industries, and to events that affect a particular issuer.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. A substantial portion of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These risks are greater in emerging market countries.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect the Portfolio's overall performance.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.



                                    [GRAPH]

----------------------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO
----------------------------------------------------------------------------
Commenced operations on July 29, 1994
                               1995       24.62%
                               1996       15.93%
                               1997       17.48%
                               1998       13.87%
                               1999       16.84%
----------------------------------------------------------------------------
             HIGH (QUARTER)                            LOW (QUARTER)
----------------------------------------------------------------------------
        Quarter Ended 12/31/98                     Quarter Ended 9/30/98
                12.82%                                     -8.64%
----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/99)

                                         SALOMON
                                          BROAD
                   MULTI-ASSET-         INVESTMENT
                      CLASS     S&P 500   GRADE    MSCI EAFE
                    PORTFOLIO    INDEX    INDEX      INDEX   BLENDED INDEX *
----------------------------------------------------------------------------
  ONE YEAR            16.84      21.04    -0.85      26.96        13.91
----------------------------------------------------------------------------
  FIVE YEARS          17.69      28.55     7.74      12.83        19.20
----------------------------------------------------------------------------
  SINCE INCEPTION     15.90      26.40     6.92      11.38        17.65
  7/29/94

* The Blended Index is an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% Salomon World Government Bond Ex-U.S. Index and 6% CS First Boston High Yield Index. Previously, the Blended Index included the Salomon High Yield Index as its high yield component. The Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. If the Blended Index were to include the Salomon High Yield Index, its performance would have been 13.81% for the 1 year period, 19.24% for the 5 year period and 17.68% since inception.

 The bar chart and table above show the Portfolio's performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 and 5 year periods and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

 FEES AND EXPENSES OF THE PORTFOLIOS


The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.


Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

                                                                     TOTAL
                                                                  ANNUAL FUND
                                MANAGEMENT DISTRIBUTION  OTHER     OPERATING
                                   FEES    (12B-1) FEES EXPENSES   EXPENSES

  EQUITY PORTFOLIO                 .500%       NONE      .120%       .620%
-----------------------------------------------------------------------------
  MID CAP GROWTH PORTFOLIO         .500%       NONE      .120%       .620%
-----------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO          .750%       NONE      .120%       .870%
-----------------------------------------------------------------------------
  SMALL CAP GROWTH PORTFOLIO      1.000%       NONE      .330%      1.330%***
-----------------------------------------------------------------------------
  SMALL CAP VALUE PORTFOLIO        .750%       NONE      .110%       .860%
-----------------------------------------------------------------------------
  VALUE PORTFOLIO                  .500%       NONE      .130%       .630%
-----------------------------------------------------------------------------
  CASH RESERVES PORTFOLIO          .250%       NONE      .120%       .370%***
-----------------------------------------------------------------------------
  DOMESTIC FIXED INCOME
  PORTFOLIO                        .375%       NONE      .135%       .510%***
-----------------------------------------------------------------------------
  FIXED INCOME PORTFOLIO           .375%       NONE      .105%       .480%
-----------------------------------------------------------------------------
  FIXED INCOME II PORTFOLIO        .375%       NONE      .105%       .480%
-----------------------------------------------------------------------------
  GLOBAL FIXED INCOME
  PORTFOLIO                        .375%       NONE      .165%       .540%
-----------------------------------------------------------------------------
  HIGH YIELD PORTFOLIO             .450%       NONE      .115%       .565%
-----------------------------------------------------------------------------
  INTERMEDIATE DURATION
  PORTFOLIO                        .375%       NONE      .115%       .490%
-----------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME
  PORTFOLIO                        .375%       NONE      .145%       .520%
-----------------------------------------------------------------------------
  LIMITED DURATION PORTFOLIO       .300%       NONE      .110%       .410%
-----------------------------------------------------------------------------
  MULTI-MARKET FIXED INCOME
  PORTFOLIO                        .450%       NONE      .130%       .580%***
-----------------------------------------------------------------------------
  MUNICIPAL PORTFOLIO              .375%       NONE      .175%*      .550%***
-----------------------------------------------------------------------------
  SPECIAL PURPOSE FIXED INCOME
  PORTFOLIO                        .375%       NONE      .115%       .490%
-----------------------------------------------------------------------------
  TARGETED DURATION PORTFOLIO      .375%       NONE      .195%**     .570%***
-----------------------------------------------------------------------------
  BALANCED PORTFOLIO               .450%       NONE      .130%       .580%
-----------------------------------------------------------------------------
  MULTI-ASSET-CLASS PORTFOLIO      .650%       NONE      .150%       .800%***

    Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements and/or voluntary waivers.
* Other Expenses are restated to exclude extraordinary expenses incurred as a result of the Municipal Portfolio's reorganization. Had these expenses been included, Other Expenses would have been .225%.
**  Other Expenses are based on estimated amounts for the current year.
*** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rates shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

                                           TOTAL ANNUAL FUND OPERATING EXPENSES
                                         AFTER MAS WAIVER/REIMBURSEMENT & OFFSETS
  -------------------------------------------------------------------------------
   SMALL CAP GROWTH PORTFOLIO                             1.150%
  -------------------------------------------------------------------------------
   CASH RESERVES PORTFOLIO                                 .320%
  -------------------------------------------------------------------------------
   DOMESTIC FIXED INCOME PORTFOLIO                         .500%
  -------------------------------------------------------------------------------
   MULTI-MARKET FIXED INCOME PORTFOLIO                     .580%
  -------------------------------------------------------------------------------
   MUNICIPAL PORTFOLIO                                     .500%
  -------------------------------------------------------------------------------
   TARGETED DURATION PORTFOLIO                             .450%
  -------------------------------------------------------------------------------
   MULTI-ASSET-CLASS PORTFOLIO                             .780%
  -------------------------------------------------------------------------------

EXAMPLE


The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.


This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.
                                 EXAMPLE

                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
  EQUITY PORTFOLIO                         $ 63   $199    $346    $  774
-------------------------------------------------------------------------
  MID CAP GROWTH PORTFOLIO                 $ 63   $199    $346    $  774
-------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO                  $ 89   $278    $482    $1,073
-------------------------------------------------------------------------
  SMALL CAP GROWTH PORTFOLIO               $135   $421    $729    $1,601
-------------------------------------------------------------------------
  SMALL CAP VALUE PORTFOLIO                $ 88   $274    $477    $1,061
-------------------------------------------------------------------------
  VALUE PORTFOLIO                          $ 64   $202    $351    $  786
-------------------------------------------------------------------------
  CASH RESERVES PORTFOLIO                  $ 38   $119    $208    $  468
-------------------------------------------------------------------------
  DOMESTIC FIXED INCOME PORTFOLIO          $ 52   $164    $285    $  641
-------------------------------------------------------------------------
  FIXED INCOME PORTFOLIO                   $ 49   $154    $269    $  604
-------------------------------------------------------------------------
  FIXED INCOME II PORTFOLIO                $ 49   $154    $269    $  604
-------------------------------------------------------------------------
  GLOBAL FIXED INCOME PORTFOLIO            $ 55   $173    $302    $  677
-------------------------------------------------------------------------
  HIGH YIELD PORTFOLIO                     $ 58   $181    $316    $  708
-------------------------------------------------------------------------
  INTERMEDIATE DURATION PORTFOLIO          $ 50   $157    $274    $  616
-------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME PORTFOLIO     $ 53   $167    $291    $  653
-------------------------------------------------------------------------
  LIMITED DURATION PORTFOLIO               $ 42   $132    $230    $  518
-------------------------------------------------------------------------
  MULTI-MARKET FIXED INCOME PORTFOLIO      $ 59   $186    $324    $  726
-------------------------------------------------------------------------
  MUNICIPAL PORTFOLIO                      $ 56   $176    $307    $  689
-------------------------------------------------------------------------
  SPECIAL PURPOSE FIXED INCOME PORTFOLIO   $ 50   $157    $274    $  616
-------------------------------------------------------------------------
  TARGETED DURATION PORTFOLIO              $ 58   $183    $ --    $   --
-------------------------------------------------------------------------
  BALANCED PORTFOLIO                       $ 59   $186    $324    $  726
-------------------------------------------------------------------------
  MULTI-ASSET-CLASS PORTFOLIO              $ 82   $255    $444    $  990

INVESTMENT STRATEGIES AND RELATED RISKS

EQUITY SECURITIES

Equity securities include common stock, preferred stock, convertible securities, ADRs, rights, warrants and shares of investment companies. The Portfolios may invest in equity securities that are publicly traded on securities exchanges or over-the-counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. Each Portfolio may purchase shares of other investment companies subject to limits imposed by the Investment Company Act of 1940 ("1940 Act") and any other applicable law.

Smaller companies carry greater risk than larger companies. The securities issued by smaller companies may be less liquid. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

ADRs are U.S.-dollar denominated securities that represent claims to shares of foreign stocks. The Portfolios treat ADRs as U.S. securities for purposes of foreign investment limitations.

Growth stocks generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate stock market index. Value stocks are stocks that are deemed by the Adviser to be undervalued relative to the stock market in general. The Adviser makes value decisions guided by the appropriate market index, based on value characteristics such as price/earnings and price/book ratios. Value stocks generally are dividend paying common stocks. However, non-dividend paying stocks also may be selected for their value characteristics.

IPOs
Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

 FIXED INCOME SECURITIES

Fixed income securities are securities that pay a fixed rate of interest until a stated maturity date. Fixed income securities include U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Adjustable rate securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. Fixed income securities include inverse floaters, which are designed to respond in a targeted fashion to changes in interest rates.

Fixed income securities may be called (redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration
The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities
These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as interest rates fall, borrowers will refinance their mortgages and "prepay" principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

Eurobonds
Eurobonds may include bonds issued and denominated in euros (the new currency unit implemented on January 1, 1999 by the countries participating in the European Monetary Union). Eurobonds may be issued by government and corporate issuers in Europe. As a result, Eurobonds carry the foreign investment risk and currency risk discussed below.

Brady Bonds
Brady Bonds are debt obligations created as part of the restructuring of commercial bank loans to entities in emerging market countries. Brady Bonds may be collateralized or not, and may be issued in various currencies (most are U.S.-dollar denominated).

Yankee Bonds
Yankee bonds are U.S.-dollar denominated debt obligations issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of Portfolio investments, except for the Domestic Fixed Income Portfolio.

 FOREIGN SECURITIES

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency
Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since investing portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the portfolios' assets. The Adviser may use derivatives to offset this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Securities
Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.


DERIVATIVES AND OTHER INVESTMENTS

Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument.

Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities (SMBS) are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs").

A Portfolio may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase its level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

Any Fixed Income Portfolio (except the Cash Reserves Portfolio) may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

Any Equity Portfolio or Balanced Portfolio may enter into futures contracts subject to the limitation that it cannot incur obligations to purchase securities under futures and options contracts in excess of 50% of the Portfolio's total assets. It also is subject to the limit that no more than 5% of the Portfolio's total assets at the time of the transaction may be required as margin and option premiums to secure the Portfolio's obligations under future contracts and options thereon entered into for purposes other than bona fide hedging.

Each Portfolio (except the Cash Reserves Portfolio) may invest in certain derivatives, such as forwards, futures, options and mortgage derivatives as well as when-issued securities that require a Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. This can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

Risks of Derivatives
The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) magnification of losses incurred due to changes in the market value of the securities to which they relate.

Hedging the Portfolio's currency risks involves the risks of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

 TEMPORARY DEFENSIVE INVESTMENTS

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes, as described in the Statement of Additional Information. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance.


PORTFOLIO TURNOVER

Consistent with their investment policies, the Portfolios will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Nonetheless, short-term trading activities that result in high turnover rates are not incompatible with a stated objective of long-term capital growth or other long-term goals, and can lead to gains that may increase share value.


NON-DIVERSIFICATION OF INVESTMENTS

A Portfolio of investments in a small number of issuers or industries or in securities denominated in only a few foreign currencies increases risk. A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single issuer than a diversified Portfolio. Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit, currency or other risks.

PURCHASING SHARES

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations).

Institutional Class Shares of each Portfolio, except for the Cash Reserves Portfolio, may be purchased at the net asset value per share (NAV) next determined after we receive your purchase order. Institutional Class Shares of the Cash Reserves Portfolio may be purchased at the NAV next determined after we receive your purchase order and the Fund's Custodian Bank, The Chase Manhattan Bank ("Chase") receives monies credited by a Federal Reserve Bank ("Federal Funds").

Initial Purchase by Mail
You may open an account, subject to acceptance by MAS Funds, by completing and signing an Account Registration Form provided by MAS Funds' Client Services Group ("Client Services") and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868 together with a check payable to MAS Funds.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire
You may purchase Institutional Class Shares of each Portfolio by wiring Federal Funds to Chase. You should forward a completed Account Registration Form to Client Services in advance of the wire. For all Portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. See the section below entitled "Valuation of Shares." (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to Chase using the following wire instructions:

           The Chase Manhattan Bank
           1 Chase Manhattan Plaza
           New York, NY 10081
           ABA #021000021
           DDA #910-2-734143
           Attn: MAS Funds Subscription Account
           Ref: (Portfolio Name, Account Number, Account Name)

You can also make purchases in the Cash Reserves Portfolio by Federal Funds wire to Chase. If we receive notification of your order prior to 12:00 noon (Eastern Time) and Chase receives the funds the same day, then your purchase will become effective and begin to earn income on that day. If we receive notification of your order after 12:00 noon (Eastern Time), then your purchase will be effective on the next business day.

Additional Investments
You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to MAS Funds) to Client Services at the address noted under Initial Purchase by Mail or by wiring Federal Funds to Chase as outlined above. For all Portfolios, except the Cash Reserves Portfolio, notification must be given to Client Services at 1-800-354-8185 prior to the determination of NAV. For the Cash Reserves Portfolio, Client Services must receive notification of your Federal Funds wire by 12:00 noon (Eastern Time). We normally credit purchases made by check in the Cash Reserves Portfolio at the NAV determined two business days after we receive the check.

Other Purchase Information
We may suspend the offering of shares, or any class of shares, of any Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. We may waive the minimum initial and additional investment amounts in certain cases.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for shares will not be issued unless you request them in writing. Certificates for fractional shares, however, will not be issued.

REDEEMING SHARES

You may redeem shares of each Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Each Portfolio will redeem shares at the NAV next determined after the request is received in good order.

By Mail
Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees. Signature guarantees are required for
(1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact Client Services for further details; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

By Telephone
If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling Client Services at 1-800-354-8185 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

By Facsimile
Written requests in good order for redemptions, exchanges and transfers may be forwarded to the Fund via facsimile at (610) 940-5284. If you make a request via facsimile, you must call Client Services to ensure that the Fund properly received your instructions. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

We will ordinarily pay redemption proceeds within three business days after receipt of your request. We may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange ("NYSE") is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.



VALUATION OF SHARES

We determine the NAV of the following Portfolios at the following times on each day the Portfolio(s) is open for business:

[_]  Equity Portfolios as of the close of the NYSE (normally 4:00 p.m. Eastern
     Time).

[_] Fixed Income Portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

[_] Balanced and Multi-Asset-Class Portfolios as of the later of the close of the NYSE or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time).

[_]  Cash Reserves Portfolio as of 12:00 noon (Eastern Time).

Each Portfolio values its securities at market value, except the Cash Reserves Portfolio which values its securities using amortized cost valuation. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Cash Reserves Portfolio is closed on Columbus Day and Veterans Day. The value of portfolio securities may change on a day when you cannot purchase or redeem shares if a Portfolio invests in foreign securities that trade on days when the Fund is closed.



GENERAL SHAREHOLDER INFORMATION

Exchange Privilege
You may exchange each Portfolio's Institutional Class Shares for Institutional Class Shares of the Fund's other Portfolios based on their respective NAVs. The exchange privilege is only available with respect to Portfolios offering Institutional Class Shares that are qualified for sale in your state of residence. We charge no fee for exchanges. You should send exchange requests to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868, or by facsimile with a follow-up phone call. Exchange requests can also be made by telephone, provided the telephone redemption option has been authorized. We reserve the right to change the terms or conditions of the exchange privilege upon sixty days' notice.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for an exchange when we think the exchange privilege is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Taxes
Income dividends you receive (except from the Municipal Portfolio) will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

The Municipal Portfolio intends to pay "exempt-interest" dividends which are excluded from your gross income for federal income tax purposes. When you receive exempt-interest dividends they may be subject to state and local taxes, although some states allow you to exclude that portion of a portfolio's tax-exempt income which is accountable to municipal securities issued within your state of residence.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

Distributions paid in January but declared by a Portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

Dividends and Distributions
The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

  PORTFOLIO                           MONTHLY             QUARTERLY             ANNUALLY
  EQUITY                                                       X
----------------------------------------------------------------------------------------
  MID CAP GROWTH                                                                    X
----------------------------------------------------------------------------------------
  MID CAP VALUE                                                                     X
----------------------------------------------------------------------------------------
  SMALL CAP GROWTH                                                                  X
----------------------------------------------------------------------------------------
  SMALL CAP VALUE                                                                   X
----------------------------------------------------------------------------------------
  VALUE                                                        X
----------------------------------------------------------------------------------------
  CASH RESERVES                           X
----------------------------------------------------------------------------------------
  DOMESTIC FIXED INCOME                                        X
----------------------------------------------------------------------------------------
  FIXED INCOME                                                 X
----------------------------------------------------------------------------------------
  FIXED INCOME II                                              X
----------------------------------------------------------------------------------------
  GLOBAL FIXED INCOME                                          X
----------------------------------------------------------------------------------------
  HIGH YIELD                                                   X
----------------------------------------------------------------------------------------
  INTERMEDIATE DURATION                   X
----------------------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME                                   X
----------------------------------------------------------------------------------------
  LIMITED DURATION                        X
----------------------------------------------------------------------------------------
  MULTI-MARKET FIXED INCOME                                    X
----------------------------------------------------------------------------------------
  MUNICIPAL                               X
----------------------------------------------------------------------------------------
  SPECIAL PURPOSE FIXED INCOME                                 X
----------------------------------------------------------------------------------------
  TARGETED DURATION                       X
----------------------------------------------------------------------------------------
  BALANCED                                                     X
----------------------------------------------------------------------------------------
  MULTI-ASSET-CLASS                                            X

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise. If you want to change how your dividends are paid you must notify MAS Funds in writing.

 FUND MANAGEMENT

Adviser
The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), is a Pennsylvania limited liability partnership founded in 1969. The Adviser is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW"). The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of November 30, 1999, Morgan Stanley Dean Witter Investment Management had in excess of $177 billion in assets under management.

The Adviser makes investment decisions for the Fund's Portfolios and places each Portfolio's purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The table below shows the Adviser's annual contractual and actual rates of compensation for the Fund's 1999 fiscal year.

Sub Adviser
Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") serves as Sub-Adviser to the Cash Reserves Portfolio. As Sub-Adviser, MSDW Advisors makes day-to-day investment decisions for the Cash Reserves Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSDW Advisors 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for its sub-advisory services. MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is a wholly-owned subsidiary of MSDW. MSDW Advisors develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by MSDW financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors. MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment advisory and administrative capacities to 100 investment companies and other portfolios with net assets under management of approximately $145 billion as of December 31, 1999.

                                          CONTRACTUAL       FY 1999
                                          COMPENSATION      ACTUAL
                                              RATE     COMPENSATION RATE
------------------------------------------------------------------------
  EQUITY PORTFOLIO                            .500           .500
------------------------------------------------------------------------
  MID CAP GROWTH PORTFOLIO                    .500           .500
------------------------------------------------------------------------
  MID CAP VALUE PORTFOLIO                     .750           .750
------------------------------------------------------------------------
  SMALL CAP GROWTH PORTFOLIO*                1.000           .850
------------------------------------------------------------------------
  SMALL CAP VALUE PORTFOLIO                   .750           .750
------------------------------------------------------------------------
  VALUE PORTFOLIO                             .500           .500
------------------------------------------------------------------------
  CASH RESERVES PORTFOLIO*                    .250           .212
------------------------------------------------------------------------
  DOMESTIC FIXED INCOME PORTFOLIO*            .375           .375
------------------------------------------------------------------------
  FIXED INCOME PORTFOLIO                      .375           .375
------------------------------------------------------------------------
  FIXED INCOME II PORTFOLIO                   .375           .375
------------------------------------------------------------------------
  GLOBAL FIXED INCOME PORTFOLIO               .375           .375
------------------------------------------------------------------------
  HIGH YIELD PORTFOLIO+                       .450           .375
------------------------------------------------------------------------
  INTERMEDIATE DURATION PORTFOLIO             .375           .375
------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME PORTFOLIO        .375           .375
------------------------------------------------------------------------
  LIMITED DURATION PORTFOLIO                  .300           .300
------------------------------------------------------------------------
  MULTI-MARKET FIXED INCOME PORTFOLIO*        .450           .450
------------------------------------------------------------------------
  MUNICIPAL PORTFOLIO*                        .375           .288
------------------------------------------------------------------------
  SPECIAL PURPOSE FIXED INCOME PORTFOLIO      .375           .375
------------------------------------------------------------------------
  TARGETED DURATION PORTFOLIO*                .375             --
------------------------------------------------------------------------
  BALANCED PORTFOLIO                          .450           .450
------------------------------------------------------------------------
  MULTI-ASSET-CLASS PORTFOLIO*                .650           .627

* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Small Cap Growth Portfolio, the Cash Reserves Portfolio, the Domestic Fixed Income Portfolio, the Multi-Market Fixed Income Portfolio, the Municipal Portfolio, the Targeted Duration Portfolio and the Multi-Asset-Class Portfolio to keep Total Operating Expenses from exceeding 1.150%, .320%, .500%, .580%, .500%, .450%, and .780% respectively.
+ Effective October 1, 1999, the Management Fee for the High Yield Portfolio increased from .375% to .450%.

Portfolio Managers
A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's portfolios is as follows:

DALE R. ALBRIGHT, Vice President, MSDW Advisors, has served as Portfolio Manager/Analyst at MSDW Advisors since 1990. He serves as a Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

ROBERT E. ANGEVINE, Principal, MSDW, joined Morgan Stanley Dean Witter Investment Management Inc. in 1988 as a Fixed Income Portfolio Manager. He joined the management team for the High Yield Portfolio in 1996.

ARDEN C. ARMSTRONG, Managing Director, MSDW, joined MAS in 1986. She joined the management team for the Mid Cap Growth Portfolio in 1990, the Equity Portfolio in 1994 and the Small Cap Growth Portfolio in 1998.

W. DAVID ARMSTRONG, Managing Director, MSDW, joined MSDW Investment Management as a Portfolio Manager in 1998. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995-1997. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000.

RICHARD M. BEHLER, Principal, MSDW, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management. He joined the management team for the Value Portfolio in 1996.

THOMAS L. BENNETT, Managing Director, MSDW, joined MAS in 1984. He joined the management team for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

BARTON M. BIGGS, Managing Director, MSDW since 1975, Chairman of Morgan Stanley Dean Witter Investment Management Inc. since 1980 and a director of Morgan Stanley Group, Inc. He is also a director and chairman of various registered investment companies to which Morgan Stanley Dean Witter Investment Management Inc. and certain of its affiliates provide investment advisory services. He joined the management team for the Multi-Asset-Class Portfolio in 1999.

DAVID P. CHU, Principal, MSDW, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1998.

STEVEN B. CHULIK, Vice President, MSDW, joined MAS in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MAS from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth Portfolios in 1999.

BRADLEY S. DANIELS, Principal, MSDW, joined MAS in 1985. He joined the management team for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.

KENNETH B. DUNN, Managing Director, MSDW, joined MAS in 1987. He joined the management team for the Fixed Income Portfolio in 1987, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

STEVEN EPSTEIN, Vice President, MSDW, joined MAS as a Financial Analyst in 1996. He attended the Wharton School, University of Pennsylvania, from 1994-1996, receiving an MBA. He joined the management team for the Equity Portfolio in 2000.

STEPHEN F. ESSER, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.

WILLIAM B. GERLACH, Principal, MSDW, joined MAS in 1991. He served as a Research Associate from 1991 to 1996 and has served as an Equity Portfolio Manager since 1996. He joined the management team for the Small Cap Value and Mid Cap Value Portfolios in 1996.

J. DAVID GERMANY, Managing Director, MSDW, joined MAS in 1991. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

DAVID S. HOROWITZ joined MAS as an analyst in 1995. He received a B.S. (Magna Cum Laude) from the Wharton School, University of Pennsylvania and a B.S.E. in Computer Science Engineering from the University of Pennsylvania in 1996. He served as a Director of the Investments Committee for the University of Pennsylvania Student's Federal Credit Union from 1993-1996. He joined the portfolio management teams for the Limited Duration and Targeted Duration Portfolios in 2000.

JAMES J. JOLINGER, Principal, MSDW, joined MAS in 1994. He served as an Equity Analyst from 1994 to 1997, and has served as an Equity Portfolio Manager and Director of Research since 1997. He joined the management team for the Equity Portfolio in 1997.

VITALY V. KORCHEVSKY, Vice President, MSDW, joined MAS as a Portfolio Manager in 1999. He served as an Analyst/Portfolio Manager for Gardner Lewis Asset Management from 1998-1999, and as a Portfolio Manager for Crestar Asset Management Co. from 1995-1998. He joined the management team for the Mid Cap Value and Small Cap Value Portfolios in 2000.

BRIAN KRAMP, Principal, MSDW, joined MAS in 1997. He served as
Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors, from 1985 to 1997. He joined the management team for the Equity Portfolio in 1998.

STEVEN K. KREIDER, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Municipal Portfolio in 1992.

MICHAEL KUSHMA, Principal, MSDW, joined Morgan Stanley Dean Witter Investment Management Inc. in 1987. He served as a Global Fixed Income Strategist from 1987 to 1995, and has served as the Senior Global Fixed Income Portfolio Manager since 1995. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

GORDON W. LOERY, Principal, MSDW, joined MAS in 1996. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996. He joined the management team for the High Yield Portfolio in 1999.

DEANNA L. LOUGHNANE, Principal, MSDW, joined MAS as a Financial Analyst in 1997. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993-1997. She joined the management team for the High Yield Portfolio in 2000.

ANGELO G. MANIOUDAKIS, Principal, MSDW, joined MAS in 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the management team for the Intermediate Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

ROBERT J. MARCIN, Managing Director, MSDW, joined MAS in 1988. He joined the management team for the Value Portfolio in 1990 and the Equity Portfolio in 1994.

PAUL F. O'BRIEN, Principal, MSDW, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for J.P. Morgan. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1996.

JONATHAN R. PAGE, Senior Vice President, MSDW Advisors, has served as Portfolio Manager at MSDW Advisors since 1975. He serves as a Senior Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

SCOTT F. RICHARD, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, the Targeted Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

CHRISTIAN G. ROTH, Principal, MSDW, joined MAS in 1991. He served as a Portfolio Manager for the Limited Duration and Intermediate Duration Portfolios from 1994 until 1998. He joined the management team for the Global Fixed Income and International Fixed Income Portfolios in 1999.

ERIC F. SCHARPF, Vice President, MSDW, joined MAS as a Financial Analyst in 1997. He attended the Wharton School, University of Pennsylvania, from 1995-1997, receiving an MBA, and served as a Financial Analyst for Salomon Brothers from 1993-1995. He joined the management team for the Equity Portfolio in 2000.

GARY G. SCHLARBAUM, Managing Director, MSDW; Director, MAS Fund Distribution, Inc., joined MAS in 1987. He joined the management team for the Equity and Small Cap Value Portfolios in 1987, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

ROBERTO M. SELLA, Managing Director, MSDW, joined MAS in 1992. He served as a Financial Analyst from 1992-1998, and as a Portfolio Manager beginning in 1998. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000.

NEIL STONE, Principal, MSDW, joined MAS in 1996. He served as Director of Fixed Income Research at CS First Boston Corporation from 1985 to 1995, and as Vice President of Mortgage Research at Morgan Stanley from 1995 to 1996. He joined the management team for the Municipal Portfolio in 1998.

HORACIO A. VALEIRAS, Managing Director, MSDW, joined MAS in 1992. He joined the management team for the Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996.

Distributor
Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). As of the fiscal year ended September 30, 1999, the Targeted Duration Portfolio had not commenced operations. This information has been extracted from the Fund's financial statements which were audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 1999 Annual Report to Shareholders.


                               NET GAINS OR               DIVIDEND
         NET ASSET                LOSSES                DISTRIBUTIONS  CAPITAL GAIN                              NET ASSET
          VALUE-      NET      ON SECURITIES TOTAL FROM     (NET      DISTRIBUTIONS                               VALUE-
         BEGINNING INVESTMENT  (REALIZED AND INVESTMENT  INVESTMENT   (REALIZED NET      OTHER         TOTAL      END OF
         OF PERIOD   INCOME     UNREALIZED)  ACTIVITIES    INCOME)    CAPITAL GAINS) DISTRIBUTIONS DISTRIBUTIONS  PERIOD
EQUITY PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1999      $20.44     $ 0.14       $ 5.24       $ 5.38      ($0.17)        ($5.83)          --         ($6.00)     $19.82
1998       29.45       0.24        (1.04)       (0.80)      (0.28)         (7.93)          --          (8.21)      20.44
1997       25.67       0.36         8.22         8.58       (0.40)         (4.40)          --          (4.80)      29.45
1996       24.43       0.50         3.26         3.76       (0.50)         (2.02)          --          (2.52)      25.67
1995       21.05       0.52         4.55         5.07       (0.52)         (1.17)          --          (1.69)      24.43
MID CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/30/90)
1999      $18.62     ($0.01)      $10.65       $10.64      ($0.00)@       ($3.49)          --         ($3.49)     $25.77
1998       21.84      (0.03)        0.24         0.21          --          (3.43)          --          (3.43)      18.62
1997       20.53      (0.01)        4.75         4.74          --          (3.43)          --          (3.43)      21.84
1996       18.60       0.01         4.70         4.71       (0.03)         (2.75)          --          (2.78)      20.53
1995       16.29       0.03         4.21         4.24       (0.03)         (1.90)          --          (1.93)      18.60
MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/30/94)
1999+++   $18.12      $0.12        $5.01        $5.13      ($0.06)        ($1.31)          --         ($1.37)     $21.88
1998+++    21.80       0.08        (1.53)       (1.45)      (0.04)         (2.19)          --          (2.23)      18.12
1997+++    14.49       0.05         8.37         8.42       (0.10)         (1.01)          --          (1.11)      21.80
1996       13.45       0.11         2.52         2.63       (0.55)         (1.04)          --          (1.59)      14.49
1995       10.00       0.55###      2.90         3.45          --             --           --             --       13.45
SMALL CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 6/30/98)
1999+++   $ 8.57     ($0.13)      $23.84       $23.71          --             --           --             --      $32.28
1998       10.00      (0.01)       (1.42)       (1.43)         --             --           --             --        8.57
SMALL CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/01/86)
1999+++   $17.37     $ 0.13        $3.65       $ 3.78      ($0.07)        ($2.46)          --         ($2.53)     $18.62
1998       24.97       0.16        (4.33)       (4.17)      (0.14)         (3.29)          --          (3.43)      17.37
1997       19.64       0.15         8.39         8.54       (0.11)         (3.10)          --          (3.21)      24.97
1996       18.28       0.18         3.62         3.80       (0.20)         (2.24)          --          (2.44)      19.64
1995       17.67       0.19         2.49         2.68       (0.14)         (1.93)          --          (2.07)      18.28
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1999+++   $15.16     $ 0.21       $ 1.11       $ 1.32      ($0.28)        ($2.61)          --         ($2.89)     $13.59
1998       20.37       0.34        (3.38)       (3.04)      (0.36)         (1.81)          --          (2.17)      15.16
1997+++    15.61       0.34         5.75         6.09       (0.30)         (1.03)          --          (1.33)      20.37
1996       14.89       0.30         2.20         2.50       (0.32)         (1.46)          --          (1.78)      15.61
1995       12.63       0.31         3.34         3.65       (0.31)         (1.08)          --          (1.39)      14.89
                  NET ASSETS-  RATIO OF    RATIO OF
                    END OF    EXPENSES TO NET INCOME   PORTFOLIO
          TOTAL     PERIOD      AVERAGE   TO AVERAGE   TURNOVER
         RETURN** (THOUSANDS) NET ASSETS+ NET ASSETS     RATE
EQUITY PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1999       30.15% $  635,593     0.62%       0.64%        103%
1998       (2.66)    872,662     0.61        0.94          77
1997       38.46   1,312,547     0.60        1.30          85
1996       16.48   1,442,261     0.60        1.95          67
1995       26.15   1,597,632     0.61        2.39          67
MID CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/30/90)
1999       64.27%   $785,659     0.62%      (0.07%)       208%
1998        2.00     429,955     0.62       (0.13)        172
1997       28.05     446,963     0.63       (0.07)        134
1996       28.81     403,281     0.60        0.04         141
1995       30.56     373,547     0.61        0.21         129
MID CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/30/94)
1999+++    29.44%   $721,015     0.87%       0.57%        244%
1998+++    (6.92)    420,555     0.90        0.40         213
1997+++    61.40     220,260     0.90++      0.28         184
1996       22.30      50,449     0.88++      1.61         377
1995       34.50       4,507     0.93*++    10.13*###     639###
SMALL CAP GROWTH PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 6/30/98)
1999+++   276.66%    $93,229     1.18%++    (0.50%)       300%
1998      (14.30)      3,004     1.16*++    (0.46)*        67
SMALL CAP VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/01/86)
1999+++    23.83%   $897,629     0.86%       0.70%        251%
1998      (18.34)    716,729     0.86        0.71         163
1997       49.81     897,396     0.86        0.70         107
1996       24.00     585,457     0.86        0.99         145
1995       18.39     430,368     0.87        1.20         119
VALUE PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/05/84)
1999+++     8.30% $1,079,356     0.63%       1.38%         53%
1998      (16.41)  2,288,236     0.60        1.76          56
1997+++    41.25   3,542,772     0.62        1.93          46
1996       18.41   1,844,740     0.61        2.07          53
1995       32.58   1,271,586     0.60        2.43          56

                                NET GAINS                DIVIDEND
         NET ASSET              OR LOSSES              DISTRIBUTIONS  CAPITAL GAIN                              NET ASSET
          VALUE-      NET     ON SECURITIES TOTAL FROM     (NET      DISTRIBUTIONS                               VALUE-
         BEGINNING INVESTMENT (REALIZED AND INVESTMENT  INVESTMENT   (REALIZED NET      OTHER         TOTAL      END OF
         OF PERIOD   INCOME    UNREALIZED)  ACTIVITIES    INCOME)    CAPITAL GAINS) DISTRIBUTIONS DISTRIBUTIONS  PERIOD
CASH RESERVES PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/29/90)
1999      $1.000     $0.048          --       $0.048      ($0.048)           --            --        ($0.048)    $1.000
1998       1.000       .053          --         .053        (.053)           --            --          (.053)     1.000
1997       1.000       .052          --         .052        (.052)           --            --          (.052)     1.000
1996       1.000       .052          --         .052        (.052)           --            --          (.052)     1.000
1995       1.000       .055          --         .055        (.055)           --            --          (.055)     1.000
DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1999      $11.40      $0.71      ($0.83)      ($0.12)      ($0.52)           --        ($0.21)#       ($0.73)    $10.55
1998       11.27       0.73        0.32         1.05        (0.79)        (0.13)           --          (0.92)     11.40
1997       10.89       0.74        0.33         1.07        (0.67)        (0.02)           --          (0.69)     11.27
1996       11.03       0.56       (0.09)        0.47        (0.57)           --         (0.04)#        (0.61)     10.89
1995        9.87       0.52        0.87         1.39        (0.23)           --            --          (0.23)     11.03
FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1999+++   $12.22      $0.77      ($0.72)       $0.05       ($0.71)           --        ($0.30)#       ($1.01)    $11.26
1998+++    12.22       0.78        0.14         0.92        (0.75)        (0.17)           --          (0.92)     12.22
1997+++    11.83       0.80        0.50         1.30        (0.78)        (0.13)           --          (0.91)     12.22
1996       11.82       0.78        0.08         0.86        (0.79)        (0.06)           --          (0.85)     11.83
1995       10.93       0.80        0.69         1.49        (0.60)           --            --          (0.60)     11.82
FIXED INCOME II PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/31/90)
1999      $11.69      $0.69      ($0.75)      ($0.06)      ($0.63)           --        ($0.26)#       ($0.89)    $10.74
1998       11.46       0.61        0.40         1.01        (0.66)        (0.12)           --          (0.78)     11.69
1997       11.23       0.74        0.39         1.13        (0.79)        (0.11)           --          (0.90)     11.46
1996       11.33       0.70       (0.03)        0.67        (0.66)        (0.08)        (0.03)#        (0.77)     11.23
1995       10.42       0.71        0.71         1.42        (0.51)           --            --          (0.51)     11.33
                   NET ASSETS-  RATIO OF    RATIO OF
                     END OF     EXPENSES   NET INCOME PORTFOLIO
          TOTAL      PERIOD    TO AVERAGE  TO AVERAGE TURNOVER
         RETURN**  (THOUSANDS) NET ASSETS+ NET ASSETS   RATE
CASH RESERVES PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/29/90)
1999       4.93%     $156,510     0.33%++     4.77%      N/A
1998       5.47       168,228     0.32++      5.33       N/A
1997       5.32        98,464     0.33++      5.20       N/A
1996       5.35        78,497     0.33++      5.19       N/A
1995       5.57        44,624     0.33++      5.45       N/A
DOMESTIC FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 9/29/87)
1999      (1.12%)    $189,860     0.51%       6.09%      115%
1998       9.83        76,042     0.51++      6.32       145
1997      10.20        96,954     0.51++      6.48       217
1996       4.41        95,362     0.52++      5.73       168
1995      14.33        36,147     0.51++      6.80       313
FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 11/14/84)
1999+++    0.33%   $4,338,939     0.48%       6.62%      103%
1998+++    7.90     4,625,015     0.48        6.49       121
1997+++   11.47     3,219,987     0.49        6.73       179
1996       7.63     1,790,146     0.48        6.77       162
1995      14.19     1,487,409     0.49        7.28       140
FIXED INCOME II PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 8/31/90)
1999      (0.57%)    $384,893     0.48%       6.20%      106%
1998       9.23       443,923     0.50        6.19        92
1997      10.58       226,662     0.50        6.54       182
1996       6.12       191,740     0.50        6.06       165
1995      14.13       176,945     0.51        6.75       153
                                Net Gains                Dividend
         Net Asset              or Losses              Distributions  Capital Gain                              Net Asset
          Value-      Net     on Securities Total from     (net      Distributions                               Value-
         Beginning Investment (realized and Investment  investment   (realized net      Other         Total      End of
         of Period   Income    unrealized)  Activities    income)    capital gains) Distributions Distributions  Period
GLOBAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/30/93)
1999      $11.03      $0.51      ($0.49)       $0.02       ($0.44)       ($0.19)           --         ($0.63)    $10.42
1998       10.64       0.55        0.38         0.93        (0.39)        (0.15)           --          (0.54)     11.03
1997+++    11.01       0.60       (0.22)        0.38        (0.59)        (0.16)           --          (0.75)     10.64
1996       11.05       0.63        0.09         0.72        (0.71)        (0.05)           --          (0.76)     11.01
1995       10.20       0.71        0.81         1.52        (0.67)           --            --          (0.67)     11.05
HIGH YIELD PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 2/28/89)
1999+++    $8.99      $0.86      ($0.10)       $0.76       ($0.79)       ($0.04)       ($0.15)#       ($0.98)     $8.77
1998+++    10.15       0.85       (0.93)       (0.08)       (0.82)        (0.26)           --          (1.08)      8.99
1997+++     9.32       0.86        0.87         1.73        (0.87)        (0.03)           --          (0.90)     10.15
1996        9.08       0.88        0.28         1.16        (0.92)           --            --          (0.92)      9.32
1995        8.97       0.90        0.19         1.09        (0.85)        (0.08)       ($0.05)#        (0.98)      9.08
INTERMEDIATE DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/3/94)
1999      $10.68      $0.72      ($0.65)       $0.07       ($0.76)           --        ($0.22)#       ($0.98)     $9.77
1998       10.48       0.58        0.28         0.86        (0.56)        (0.10)           --          (0.66)     10.68
1997+++    10.28       0.61        0.27         0.88        (0.53)        (0.15)           --          (0.68)     10.48
1996       10.68       0.60        0.03         0.63        (0.65)        (0.38)           --          (1.03)     10.28
1995       10.00       0.69        0.42         1.11        (0.43)           --            --          (0.43)     10.68
                   Net Assets-  Ratio of    Ratio of
                     End of     Expenses   Net Income Portfolio
          Total      Period    to Average  to Average Turnover
         Return**  (thousands) Net Assets+ Net Assets   Rate
GLOBAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/30/93)
1999      (0.05%)     $64,059     0.54%       4.83%       56%
1998       9.18        71,834     0.56        5.11        88
1997+++    3.53        77,493     0.57        5.65       137
1996       6.83        67,282     0.60        5.25       133
1995      15.54        55,147     0.58        6.34       118
HIGH YIELD PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 2/28/89)
1999+++    8.81%     $937,482     0.49%       9.61%       45%
1998+++   (1.17)      703,110     0.50        8.74        75
1997+++   19.90       523,899     0.51        9.05        96
1996      13.83       289,810     0.49       10.04       115
1995      13.58       220,785     0.50       10.68        96
INTERMEDIATE DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/3/94)
1999       0.64%      $50,513     0.49%       6.20%       97%
1998       8.57       116,891     0.52        5.84       131
1997+++    8.93        72,119     0.55++      5.93       204
1996       6.27        12,017     0.56++      6.17       251
1995      11.39        19,237     0.52*++     6.56*      168

                                NET GAINS                DIVIDEND
         NET ASSET              OR LOSSES              DISTRIBUTIONS  CAPITAL GAIN                              NET ASSET
          VALUE-      NET     ON SECURITIES TOTAL FROM     (NET      DISTRIBUTIONS                               VALUE-
         BEGINNING INVESTMENT (REALIZED AND INVESTMENT  INVESTMENT   (REALIZED NET      OTHER         TOTAL      END OF
         OF PERIOD   INCOME    UNREALIZED)  ACTIVITIES    INCOME)    CAPITAL GAINS) DISTRIBUTIONS DISTRIBUTIONS  PERIOD
INTERNATIONAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/29/94)
1999      $10.75     $0.34       ($0.41)      ($0.07)     ($0.28)        ($0.22)       ($0.06)##     ($0.56)     $10.12
1998       10.19      0.45         0.56         1.01       (0.36)         (0.09)           --         (0.45)      10.75
1997       10.77      0.50        (0.44)        0.06       (0.38)         (0.26)           --         (0.64)      10.19
1996       11.01      0.52         0.12         0.64       (0.80)         (0.08)           --         (0.88)      10.77
1995       10.05      0.67         0.92         1.59       (0.63)            --            --         (0.63)      11.01
LIMITED DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1999      $10.54     $0.68       ($0.31)       $0.37      ($0.73)            --            --        ($0.73)     $10.18
1998       10.49      0.59         0.03         0.62       (0.57)            --            --         (0.57)      10.54
1997       10.38      0.62         0.08         0.70       (0.59)            --            --         (0.59)      10.49
1996       10.41      0.58        (0.03)        0.55       (0.58)            --            --         (0.58)      10.38
1995       10.19      0.56         0.22         0.78       (0.55)            --        ($0.01)#       (0.56)      10.41
MULTI-MARKET FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/97)
1999       $9.86     $0.65       ($0.42)       $0.23      ($0.63)            --            --        ($0.63)      $9.46
1998       10.00      0.56        (0.29)        0.27       (0.40)            --         (0.01)#       (0.41)       9.86
MUNICIPAL PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/92)
1999      $11.96     $0.55       ($0.53)       $0.02      ($0.59)            --            --        ($0.59)     $11.39
1998       11.64      0.54         0.28         0.82       (0.50)            --            --         (0.50)      11.96
1997       11.23      0.53         0.40         0.93       (0.52)            --            --         (0.52)      11.64
1996       10.75      0.51         0.49         1.00       (0.52)            --            --         (0.52)      11.23
1995       10.04      0.59         0.71         1.30       (0.59)            --            --         (0.59)      10.75
                   NET ASSETS-  RATIO OF    RATIO OF
                     END OF     EXPENSES   NET INCOME PORTFOLIO
          TOTAL      PERIOD    TO AVERAGE  TO AVERAGE TURNOVER
         RETURN**  (THOUSANDS) NET ASSETS+ NET ASSETS   RATE
INTERNATIONAL FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 4/29/94)
1999      (0.93%)   $125,981      0.52%       3.68%       64%
1998      10.38      150,313      0.52        4.59        75
1997       0.44      152,752      0.53        5.27       107
1996       6.13      143,137      0.53        5.39       124
1995      16.36      127,882      0.54        6.35       140
LIMITED DURATION PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1999       3.61%    $161,538      0.41%       6.16%      102%
1998       6.13      252,711      0.42        5.89       107
1997       6.98      155,570      0.43++      6.15       130
1996       5.47      123,227      0.43        5.65       174
1995       7.95      100,186      0.43++      5.96       119
MULTI-MARKET FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/97)
1999       2.36%    $101,306      0.58%       6.79%       86%
1998       2.72       97,062      0.58*++     6.48*      163
MUNICIPAL PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 10/1/92)
1999       0.11%    $121,917      0.51%++     4.72%       88%
1998       7.20       82,282      0.52++      4.58       140
1997       8.47       75,120      0.51++      4.70        54
1996       9.46       54,536      0.51++      4.66        78
1995      13.37       36,040      0.50++      5.64        58
                                Net Gains                Dividend
         Net Asset              or Losses              Distributions  Capital Gain                              Net Asset
          Value-      Net     on Securities Total from     (net      Distributions                               Value-
         Beginning Investment (realized and Investment  investment   (realized net      Other         Total      End of
         of Period   Income    unrealized)  Activities    income)    capital gains) Distributions Distributions  Period
SPECIAL PURPOSE FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1999      $12.33     $0.78       ($0.69)       $0.09      ($0.73)        ($0.04)       ($0.33)#      ($1.10)     $11.32
1998       12.58      0.84         0.03         0.87       (0.85)         (0.27)           --         (1.12)      12.33
1997+++    12.26      0.85         0.52         1.37       (0.87)         (0.18)           --         (1.05)      12.58
1996       12.53      0.83         0.08         0.91       (0.88)         (0.30)           --         (1.18)      12.26
1995       11.52      0.91         0.75         1.66       (0.65)            --            --         (0.65)      12.53
BALANCED PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/31/92)
1999+++   $13.46     $0.45        $1.71        $2.16      ($0.43)        ($1.36)           --        ($1.79)     $13.83
1998+++    15.30      0.48        (0.11)        0.37       (0.49)         (1.72)           --         (2.21)      13.46
1997       13.81      0.51         2.91         3.42       (0.54)         (1.39)           --         (1.93)      15.30
1996       13.06      0.53         1.15         1.68       (0.50)         (0.43)           --         (0.93)      13.81
1995       11.28      0.54         1.78         2.32       (0.47)         (0.07)           --         (0.54)      13.06
MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/29/94)
1999      $11.74     $0.37        $1.62        $1.99      ($0.34)        ($0.96)           --        ($1.30)     $12.43
1998+++    13.64      0.38        (0.45)       (0.07)      (0.34)         (1.49)           --         (1.83)      11.74
1997+++    12.28      0.38         2.57         2.95       (0.51)         (1.08)           --         (1.59)      13.64
1996       11.34      0.46         1.05         1.51       (0.42)         (0.15)           --         (0.57)      12.28
1995        9.97      0.44         1.33         1.77       (0.40)            --            --         (0.40)      11.34
                   Net Assets-  Ratio of    Ratio of
                     End of     Expenses   Net Income Portfolio
          Total      Period    to Average  to Average Turnover
         Return**  (thousands) Net Assets+ Net Assets   Rate
SPECIAL PURPOSE FIXED INCOME PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 3/31/92)
1999       0.71%    $459,674      0.49%       6.46%      124%
1998       7.31      552,269      0.49        6.89       105
1997+++   11.78      492,784      0.49        6.88       198
1996       7.74      447,646      0.49        6.75       151
1995      14.97      390,258      0.49        7.33       143
BALANCED PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 12/31/92)
1999+++   16.99%    $341,886      0.58%       3.21%      111%
1998+++    2.85      382,339      0.59        3.36       100
1997      27.44      343,284      0.58        3.56       145
1996      13.47      300,868      0.57        3.85       110
1995      21.37      334,630      0.58        4.55        95
MULTI-ASSET-CLASS PORTFOLIO (COMMENCEMENT OF INSTITUTIONAL CLASS OPERATIONS 7/29/94)
1999      17.71%    $152,862      0.78%++     2.86%      101%
1998+++   (0.46)     165,039      0.78++      2.98       107
1997+++   26.50      173,155      0.74++      3.07       141
1996      13.75      129,558      0.58++      3.82       122
1995      18.28       96,839      0.58++      4.56       112

 NOTES TO THE FINANCIAL HIGHLIGHTS

   * Annualized
  ** Total return figures for partial years are not annualized.
   # Represents distributions in excess of net realized gains.
  ## Represents distributions in excess of net investment income. ### Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.
   + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods. Where listed as N/A, if the expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.

PORTFOLIO         1995  1996 1997 1998  1999
Equity            0.60  0.60 0.59 0.59  0.60
Mid Cap Growth    0.60  0.60 0.61 0.60  0.60
Mid Cap Value     0.88* 0.88 0.88 0.88  0.86
Small Cap Growth                  1.15* 1.15
Small Cap Value   0.87  0.86 0.86 0.86  0.86
Value             0.60  0.60 0.61 0.59  0.62
Cash Reserves     0.32  0.32 0.32 0.32  0.32
Domestic Fixed
Income            0.50  0.50 0.50 0.50  0.49
Fixed Income      0.48  0.48 0.48 0.47  0.47
Fixed Income II   0.49  0.49 0.49 0.49  0.47
Global Fixed
Income            0.56  0.58 0.57 0.56  0.53
High Yield        0.49  0.48 0.50 0.48  0.48

PORTFOLIO         1995  1996 1997 1998  1999
Intermediate
Duration          0.52* 0.52 0.52 0.51  0.48
International
Fixed Income      0.54  0.53 0.53 0.52  0.52
Limited Duration  0.42  0.42 0.42 0.41  0.41
Multi-Market
Fixed Income                      0.58* 0.58
Municipal         0.50  0.50 0.50 0.50  0.50
Special Purpose
Fixed Income      0.48  0.49 0.48 0.48  0.48
Balanced          0.57  0.57 0.56 0.57  0.57
Multi-Asset-
Class             0.58  0.58 0.74 0.78  0.78

  ++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and/or reimbursed expenses totaled the below listed amounts.

                       VOLUNTARILY WAIVED AND/OR REIMBURSED EXPENSES FOR:
   PORTFOLIO            1995        1996       1997        1998        1999
   Mid Cap Value           2.13*       0.18       0.02          --          --
   Small Cap Growth                                           3.67*       0.15
   Cash Reserves           0.11        0.09       0.07        0.05        0.04
   Domestic Fixed
   Income                  0.09        0.01       0.01        0.01          --
   Intermediate
   Duration                0.08*       0.13       0.05          --          --
   International
   Fixed Income              --          --         --          --          --
   Limited Duration        0.02          --       0.00@         --          --
   Multi-Market
   Fixed Income                                               0.05*         --
   Municipal               0.09        0.09       0.05        0.04        0.09
   Multi-Asset-
   Class                   0.14        0.08       0.08        0.04        0.02

+++Per share amounts for the year are based on average shares outstanding.
  @Amount is less than 0.01%.

                        INSTITUTIONAL CLASS PROSPECTUS

[LOGO OF MAS FUNDS]

                               JANUARY 31, 2000
                        (AS REVISED SEPTEMBER 15, 2000)

                             TRUSTEES OF THE FUND
                             --------------------

     Thomas L. Bennett, Chairman            Thomas L. Gerrity
     Joseph P. Healey                       Joseph J. Kearns
     Vincent R. McLean                      C. Oscar Morong, Jr.
     James H. Scott

                             OFFICERS OF THE FUND
                             --------------------

     Lorraine Truten, President             Richard J. Shoch, Secretary
     James A. Gallo, Vice President &       John H. Grady, Jr., Assistant
       Treasurer                              Secretary

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 2000, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090;
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

            MAS FUNDS

            ONE TOWER BRIDGE, WEST CONSHOHOCKEN, PA 19428-0868.
            FOR SHAREHOLDER INQUIRIES, CALL CLIENT SERVICES AT 1-800-354-8185. PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT 1-800-522-1525.

                                                         901-promasinst-0900
MORGAN STANLEY DEAN WITTER
--------------------------
INVESTMENT MANAGEMENT             ONE TOWER BRIDGE . WEST CONSHOHOCKEN, PA 19428